UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-8042

                      (Investment Company Act File Number)


                           Federated Insurance Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


                Date of Reporting Period:  Quarter ended 9/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED AMERICAN LEADERS FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                      COMMON STOCKS--99.5%
                      CONSUMER DISCRETIONARY--10.8%
      554,700       1 Ford Motor Co.                                                                                   $   4,709,403
      135,100         Gannett Co., Inc.                                                                                    5,903,870
      191,800         Gap (The), Inc.                                                                                      3,536,792
       95,800         Home Depot, Inc.                                                                                     3,107,752
       24,300         Magna International, Inc., Class A                                                                   2,340,333
       25,000         Time Warner, Inc.                                                                                      459,000
                         TOTAL                                                                                            20,057,150
                      CONSUMER STAPLES--11.0%
       52,500         Coca-Cola Co.                                                                                        3,017,175
       57,500       1 Dean Foods Co.                                                                                       1,470,850
       49,500         General Mills, Inc.                                                                                  2,871,495
      261,500         Kraft Foods, Inc., Class A                                                                           9,024,365
      240,900         Sara Lee Corp.                                                                                       4,020,621
                         TOTAL                                                                                            20,404,506
                      ENERGY--4.2%
       21,100         Apache Corp.                                                                                         1,900,266
       52,200         Chevron Corp.                                                                                        4,884,876
       11,000         Exxon Mobil Corp.                                                                                    1,018,160
                         TOTAL                                                                                             7,803,302
                      FINANCIALS--21.2%
       48,600         Ace Ltd.                                                                                             2,943,702
       19,500         Aflac, Inc.                                                                                          1,112,280
      100,000         American International Group, Inc.                                                                   6,765,000
      109,933         Bank of America Corp.                                                                                5,526,332
      159,200         Citigroup, Inc.                                                                                      7,429,864
       77,400         Commerce Bancorp, Inc.                                                                               3,001,572
       70,000         Federal Home Loan Mortgage Corp.                                                                     4,130,700
       40,200         J.P. Morgan Chase & Co.                                                                              1,841,964
       89,200         Wachovia Corp.                                                                                       4,473,380
       26,700         XL Capital Ltd., Class A                                                                             2,114,640
                         TOTAL                                                                                            39,339,434
                      HEALTH CARE--17.0%
       35,700       1 Amgen, Inc.                                                                                          2,019,549
      435,900       1 Boston Scientific Corp.                                                                              6,080,805
       70,200         Cardinal Health, Inc.                                                                                4,389,606
       87,100         Johnson & Johnson                                                                                    5,722,470
      207,200         Pfizer, Inc.                                                                                         5,061,896
       93,000         UnitedHealth Group, Inc.                                                                             4,503,990
       13,300       1 Wellpoint, Inc.                                                                                      1,049,636
       64,500         Wyeth                                                                                                2,873,475
                         TOTAL                                                                                            31,701,427
                      INDUSTRIALS--7.0%
       32,100         3M Co.                                                                                               3,003,918
       33,000         Avery Dennison Corp.                                                                                 1,881,660
       53,700         Cintas Corp.                                                                                         1,992,270
       21,100         L-3 Communications Holdings, Inc.                                                                    2,155,154
       93,100         Masco Corp.                                                                                          2,157,127
       23,348       2 Northrop Grumman Corp.                                                                               1,821,144
                         TOTAL                                                                                            13,011,273
                      INFORMATION TECHNOLOGY--16.9%
      349,100         Alcatel SA, ADR                                                                                      3,553,838
       65,500   1 Computer Sciences Corp.                                                                                  3,661,450
      285,800       1 Dell, Inc.                                                                                           7,888,080
       64,300       1 Fiserv, Inc.                                                                                         3,270,298
        7,900         IBM Corp.                                                                                              930,620
       91,400       1 Lexmark International Group, Class A                                                                 3,795,842
       16,100         Microsoft Corp.                                                                                        474,306
      107,100       1 Nortel Networks Corp.                                                                                1,818,558
      162,400       1 Symantec Corp.                                                                                       3,147,312
      163,300       1 Xerox Corp.                                                                                          2,831,622
                         TOTAL                                                                                            31,371,926
                      MATERIALS--1.4%
       55,100         Dow Chemical Co.                                                                                     2,372,606
        6,800       1 Pactiv Corp.                                                                                           194,888
                         TOTAL                                                                                             2,567,494
                      TELECOMMUNICATION SERVICES--8.8%
      358,500         Sprint Nextel Corp.                                                                                  6,811,500
      167,006         Verizon Communications                                                                               7,395,026
       58,000         Vodafone Group PLC, ADR                                                                              2,105,400
                         TOTAL                                                                                            16,311,926
                      UTILITIES--1.2%
       49,500         Duke Energy Corp.                                                                                      925,155
       73,600         NiSource, Inc.                                                                                       1,408,704
                         TOTAL                                                                                             2,333,859
                         TOTAL COMMON STOCKS (IDENTIFIED COST $175,132,343)                                              184,902,297
                      REPURCHASE AGREEMENTS-2.4%
  $ 2,824,000         Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which             2,824,000
                      Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162.
    1,618,000         Interest in $3,000,000,000 joint repurchase agreement 5.12%, dated 9/28/2007 under which ING         1,618,000
                      Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2042 for $3,001,280,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $3,087,448,089 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                4,442,000
                         TOTAL INVESTMENTS -101.9%                                                                       189,344,297
                         (IDENTIFIED COST $179,574,343)3
                         OTHER ASSETS AND LIABILITIES---NET-(1.9%)                                                       (3,497,734)
                         TOTAL NET ASSETS-100.0%                                                                       $ 185,846,563

1    Non-income producing security.

2 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

     MARKET VALUE OF SECURITY LOANED    MARKET VALUE OF COLLATERAL
     $1,560,000                         $1,618,000

3 At September 30, 2007, the cost of investments for federal tax purposes was $179,574,343. The net unrealized appreciation of investments for federal tax purposes was $9,769,954. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,914,432 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,144,478.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED CAPITAL APPRECIATION FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS-51.9%
                   CONSUMER DISCRETIONARY-3.0%
        14,100     McDonald's Corp.                                                                                     $    768,027
         4,400     Omnicom Group, Inc.                                                                                       211,596
        18,600     TJX Cos., Inc.                                                                                            540,702
                      TOTAL                                                                                                1,520,325
                   CONSUMER STAPLES-8.2%
         3,000     Altria Group, Inc.                                                                                        208,590
         9,500     Anheuser-Busch Cos., Inc.                                                                                 474,905
         7,500     Coca-Cola Co.                                                                                             431,025
         9,700     Kellogg Co.                                                                                               543,200
         4,600     PepsiCo, Inc.                                                                                             336,996
        14,000     Procter & Gamble Co.                                                                                      984,760
        10,900     Wal-Mart Stores, Inc.                                                                                     475,785
        13,400     Walgreen Co.                                                                                              633,016
                      TOTAL                                                                                                4,088,277
                   ENERGY-6.9%
         5,500     Apache Corp.                                                                                              495,330
         1,700     Baker Hughes, Inc.                                                                                        153,629
        11,600     Exxon Mobil Corp.                                                                                       1,073,696
        15,700   1 Nabors Industries Ltd.                                                                                    483,089
         9,700   1 Weatherford International Ltd.                                                                            651,646
         9,300     XTO Energy, Inc.                                                                                          575,112
                      TOTAL                                                                                                3,432,502
                   FINANCIALS-8.0%
         6,400     Ace Ltd.                                                                                                  387,648
        11,900     American International Group, Inc.                                                                        805,035
         8,700     Bank of America Corp.                                                                                     437,349
        10,600     Citigroup, Inc.                                                                                           494,702
         5,300     J.P. Morgan Chase & Co.                                                                                   242,846
         5,000     MetLife, Inc.                                                                                             348,650
         7,000     Morgan Stanley                                                                                            441,000
        11,500     U.S. Bancorp                                                                                              374,095
         4,400     Wachovia Corp.                                                                                            220,660
         7,600     Wells Fargo & Co.                                                                                         270,712
                      TOTAL                                                                                                4,022,697
                   HEALTH CARE-5.3%
         9,600     Abbott Laboratories                                                                                       514,752
         2,500     Cardinal Health, Inc.                                                                                     156,325
         5,000   1 Genentech, Inc.                                                                                           390,100
        10,700     Merck & Co., Inc.                                                                                         553,083
        17,700     Schering Plough Corp.                                                                                     559,851
         3,700     Shire PLC, ADR                                                                                            273,726
         4,200     Wyeth                                                                                                     187,110
                      TOTAL                                                                                                2,634,947
                   INDUSTRIALS-6.5%
         4,500     3M Co.                                                                                                    421,110
         1,200     Deere & Co.                                                                                               178,104
        23,100     General Electric Co.                                                                                      956,340
         9,800     Raytheon Co.                                                                                              625,436
        10,700   1 Shaw Group, Inc.                                                                                          621,670
        12,300     Waste Management, Inc.                                                                                    464,202
                      TOTAL                                                                                                3,266,862
                   INFORMATION TECHNOLOGY-8.6%
        31,400   1 Cisco Systems, Inc.                                                                                     1,039,654
        16,400     Corning, Inc.                                                                                             404,260
        10,200     EMC Corp. Mass                                                                                            212,160
        11,700     Hewlett-Packard Co.                                                                                       582,543
        10,600     Intel Corp.                                                                                               274,116
        18,700     Microsoft Corp.                                                                                           550,902
        19,900   1 Oracle Corp.                                                                                              430,835
        10,800     Telefonaktiebolaget LM Ericsson, Class B, ADR                                                             429,840
        10,900     Texas Instruments, Inc.                                                                                   398,831
                      TOTAL                                                                                                4,323,141
                   MATERIALS-2.0%
         3,100     Newmont Mining Corp.                                                                                      138,663
         3,800     Praxair, Inc.                                                                                             318,288
         1,600     Rio Tinto PLC, ADR                                                                                        549,440
                      TOTAL                                                                                                1,006,391
                   TELECOMMUNICATION SERVICES-1.7%
        13,600     AT&T, Inc.                                                                                                575,416
         6,600     Verizon Communications                                                                                    292,248
                      TOTAL                                                                                                  867,664
                   UTILITIES-1.7%
         2,500     Entergy Corp.                                                                                             270,725
         8,700     FirstEnergy Corp.                                                                                         551,058
                      TOTAL                                                                                                  821,783
                      TOTAL COMMON STOCKS (IDENTIFIED COST $22,459,861)                                                   25,984,589
                   REPURCHASE AGREEMENT-2.0%
  $  1,005,000     Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which Deutsche       1,005,000
                   Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162 (AT COST).
                      TOTAL INVESTMENTS --- 53.9%                                                                         26,989,589
                      (IDENTIFIED COST $23,464,861)2
                      OTHER ASSETS AND LIABILITIES --- NET --- 46.1%                                                      23,129,874
                      TOTAL NET ASSETS --- 100%                                                                         $ 50,119,463

1    Non-income producing security.

2 At September 30, 2007, the cost of investments for federal tax purposes was $23,464,861. The net unrealized appreciation of investments for federal tax purposes was $3,524,728. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,746,148 and net unrealized depreciation from investments for those securities having an excess of cost over value of $221,420.

    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed- income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



    The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED CAPITAL INCOME FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                  COMMON STOCKS--36.2%
                  CONSUMER DISCRETIONARY--1.4%
        1,880     Autoliv Inc.                                                                                          $    112,330
        1,040     Dow Jones & Co.                                                                                             62,088
          700     Fortune Brands, Inc.                                                                                        57,043
        3,040     Home Depot, Inc.                                                                                            98,618
        1,060     Leggett and Platt, Inc.                                                                                     20,310
        2,470     Mattel, Inc.                                                                                                57,946
       11,900     Tribune Co.                                                                                                325,108
                      TOTAL                                                                                                  733,443
                  CONSUMER STAPLES--5.3%
        2,250     Anheuser-Busch Cos., Inc.                                                                                  112,478
        6,500     Coca-Cola Co.                                                                                              373,555
        4,460   1 Colgate-Palmolive Co.                                                                                      318,087
          990     General Mills, Inc.                                                                                         57,430
        3,340     Kimberly-Clark Corp.                                                                                       234,668
        8,529     Kraft Foods, Inc., Class A                                                                                 294,336
        3,670     PepsiCo, Inc.                                                                                              268,864
        8,770     Procter & Gamble Co.                                                                                       616,882
        1,790     Sysco Corp.                                                                                                 63,706
       10,970     Wal-Mart Stores, Inc.                                                                                      478,840
                      TOTAL                                                                                                2,818,846
                  ENERGY--5.1%
        5,470     BP PLC, ADR                                                                                                379,344
        5,160     Chevron Corp.                                                                                              482,873
          660     ConocoPhillips                                                                                              57,928
        4,010     ENI SpA, ADR                                                                                               295,778
        2,040     Exxon Mobil Corp.                                                                                          188,822
        7,100     Hugoton Royalty Trust                                                                                      167,844
        1,000     Marathon Oil Corp.                                                                                          57,020
          960     Occidental Petroleum Corp.                                                                                  61,517
        8,070     Patterson-UTI Energy, Inc.                                                                                 182,140
        4,480     Royal Dutch Shell PLC                                                                                      368,166
        5,840     Total SA, ADR, Class B                                                                                     473,215
                      TOTAL                                                                                                2,714,647
                  FINANCIALS--8.3%
        4,670     Ace, Ltd.                                                                                                  282,862
        2,040     Advanta Corp., Class B                                                                                      55,937
        2,960     Aegon N.V.  NY Reg Shares                                                                                   56,329
        4,450     Aflac, Inc.                                                                                                253,828
        2,950     Allstate Corp.                                                                                             168,710
       19,100     American Financial Realty Trust                                                                            153,755
       12,026     Bank of America Corp.                                                                                      604,547
       12,880     Citigroup, Inc.                                                                                            601,110
        7,280     Commerce Bancorp, Inc.                                                                                     282,318
        8,560     Freddie Mac                                                                                                505,126
          860     Fannie Mae                                                                                                  52,297
        2,410     Hartford Financial Services Group, Inc.                                                                    223,045
        4,310     Healthcare Realty Trust, Inc.                                                                              114,905
        2,840     Hospitality Properties Trust                                                                               115,446
        1,330     ING Groep, N.V., ADR                                                                                        58,932
        1,210     Marshall & Ilsley Corp.                                                                                     52,962
        3,190     Nationwide Financial Services, Inc., Class A                                                               171,686
        3,430     New York Community Bancorp, Inc.                                                                            65,341
        1,570     PartnerRe Ltd.                                                                                             124,014
        2,590     Protective Life Corp.                                                                                      109,920
        1,040     The Travelers Cos, Inc.                                                                                     52,354
        4,410     Wachovia Corp.                                                                                             221,161
        1,480     Washington Mutual, Inc.                                                                                     52,259
        1,500     Wells Fargo & Co.                                                                                           53,430
                      TOTAL                                                                                                4,432,274
                  HEALTH CARE--3.9%
        6,530     Biovail Corp.                                                                                              113,426
        2,140     GlaxoSmithKline PLC, ADR                                                                                   113,848
        6,370     Johnson & Johnson                                                                                          418,509
        5,080     Lilly (Eli) & Co.                                                                                          289,204
       37,030     Pfizer, Inc.                                                                                               904,643
        5,670     Wyeth                                                                                                      252,599
                      TOTAL                                                                                                2,092,229
                  INDUSTRIALS-4.0%
        3,330     3M Co.                                                                                                     311,621
        1,870     Avery Dennison Corp.                                                                                       106,627
        6,060     Dover Corp.                                                                                                308,757
        7,570     General Electric Co.                                                                                       313,398
        1,240     Illinois Tool Works, Inc.                                                                                   73,954
        7,640     Northrop Grumman Corp.                                                                                     595,920
        3,330     United Parcel Service, Inc.                                                                                250,083
        2,090   1 United Technologies Corp.                                                                                  168,203
                      TOTAL                                                                                                2,128,563
                  INFORMATION TECHNOLOGY--1.7%
        4,740     Automatic Data Processing, Inc.                                                                            217,708
        6,070     Intel Corp.                                                                                                156,970
        5,920     Microchip Technology, Inc.                                                                                 215,014
        4,220     Seagate Technology Holdings                                                                                107,948
       21,060     Taiwan Semiconductor Manufacturing Co., ADR                                                                213,127
                      TOTAL                                                                                                  910,767
                  MATERIALS--1.4%
        1,830     Bemis Co., Inc.                                                                                             53,271
        2,970     Bowater, Inc.                                                                                               44,312
        2,470     Dow Chemical Co.                                                                                           106,358
          320   1 Freeport-McMoRan Copper & Gold, Inc.                                                                        33,565
          900     PPG Industries, Inc.                                                                                        67,995
        2,500     Packaging Corp. of America                                                                                  72,675
        5,710     Rohm & Haas Co.                                                                                            317,876
        2,200     Valspar Corp.                                                                                               59,862
                      TOTAL                                                                                                  755,914
                  TELECOMMUNICATION SERVICES--3.7%
       21,172     AT&T, Inc.                                                                                                 895,787
        2,500     Embarq Corp.                                                                                               139,000
        2,120     France Telecommunications, ADR                                                                              70,893
       15,430     NTT Docomo Inc. - Spon. ADR                                                                                219,723
        2,630     Nippon Telegraph & Telephone Corp., ADR                                                                     61,200
        1,600     Swisscom AG, ADR                                                                                            60,704
        6,140     Verizon Communications                                                                                     271,879
       18,957     Windstream Corp.                                                                                           267,673
                      TOTAL                                                                                                1,986,859
                  UTILITIES--1.4%
        6,390     Energy East Corp.                                                                                          172,849
        4,290     Integrys Energy Group, Inc.                                                                                219,777
       10,870     NiSource, Inc.                                                                                             208,052
        2,580     Progress Energy, Inc.                                                                                      120,873
        1,470     SCANA Corp.                                                                                                 56,948
                      TOTAL                                                                                                  778,499
                      TOTAL COMMON STOCKS (IDENTIFIED COST $16,889,394)                                                   19,352,041
                  CORPORATE BONDS-8.1%
                  BANKING--1.0%
  $   150,000 2,3 Banco Credito del Peru, Sub. Note, 6.95%, 11/07/2021                                                       150,214
      150,000 2,3 ICICI Bank Ltd., Note, 6.625%, 10/03/2012                                                                  150,690
      250,000 2,3 Turanalem Finance BV, 7.75%, 4/25/2013                                                                     223,125
                      TOTAL                                                                                                  524,029
                  BASIC INDUSTRY - PAPER--0.5%
      250,000     Louisiana-Pacific Corp.,  8.875%, 08/15/2010                                                               267,669
                  CAPITAL MARKETS--0.8%
      380,000     Merrill Lynch & Co., Inc., Conv. Bond, 03/13/2032                                                          429,351
                  FINANCIAL INSTITUTION - BANKING-0.6%
      300,000     Corp Andina De Fomento, Bond,  7.375%, 01/18/2011                                                          318,403
                  MEDIA--0.4%
      194,000     Liberty Media Corp., Conv. Bond, 0.75%, 03/30/2023                                                         215,429
                  METALS & MINING--0.3%
      150,000 2,3 Adaro Finance BV, Company Guarantee, 8.50%, 12/08/2010                                                     157,500
                  OIL & GAS--2.6%
      800,000 2,3 Gazprom, Note, 8.625%, 4/28/2034                                                                         1,020,800
      350,000 2,3 Petrozuata Finance Inc., Company Guarantee, 8.22%, 4/01/2017                                               350,875
                      TOTAL                                                                                                1,371,675
                  SOVEREIGN--0.9%
      450,000     Mexico, Government of, Series MTNA, 6.75%, 9/27/2034                                                       492,525
                  STEEL--0.6%
      275,000 2,3 CSN Islands VIII Corp., Company Guarantee, 9.75%, 12/16/2013                                               314,875
                  TELECOMMUNICATIONS & CELLULAR--0.4%
      200,000     Philippine Long Distance , Sr. Unsub., 11.375%, 5/15/2012                                                  237,250
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $4,153,589)                                                   4,328,706
                  GOVERNMENTS/AGENCIES--14.1%
                  SOVEREIGN--14.1%
      267,021     Argentina, Government of, Note, Series $dis, 8.28%, 12/31/2033                                             245,392
      985,000   4 Brazil LTN, (Original Issue Yield: 11.07%), 1/01/2008, BRL                                                 523,679
      490,000     Brazil NTN-B, Note, Series NTNB, 6.00%, 5/15/2015, BRL                                                     434,998
      500,000     Brazil, Government of, 6.00%, 1/17/2017                                                                    507,500
      200,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                                              252,000
      237,000     Brazil, Government of, Note, 8.00%, 1/15/2018                                                              266,033
      400,000     Colombia, Government of, Note, 7.375%, 1/27/2017                                                           435,800
      275,000     Ecuador, Government, Series REGS, 10.00%, 8/15/2030                                                        255,750
    3,100,000     Mexico Fixed Rate Bond, Bond, Series MI10, 9.00%, 12/20/2012, MXN                                          298,141
      800,000     Mexico, Government of, Note, 4.625%, 10/08/2008                                                            796,800
      400,000     Mexico, Government of, Note, 9.875%, 2/1/2010                                                              445,660
       86,000     Peru, Government of,  6.550%, 3/14/2037                                                                     89,182
      300,000     Philippines, Government , 9.875%, 1/15/2019                                                                385,500
      270,000     Philippines, Government of, 9.00%, 2/15/2013                                                               309,555
      666,650 2,3 Russia, Government of, 5.000%, 3/31/2030                                                                   747,081
      100,000     Turkey, Government of,  6.750%, 4/3/2018                                                                   100,088
      350,000     Turkey, Government of, 7.000%, 9/26/2016                                                                   359,188
      350,000     Turkey, Government of, Note, 7.375%, 2/5/2025                                                              364,438
      230,000     Turkey, Government of, Series CPI, 1.000%, 2/15/2012, TRL                                                  202,370
       65,000     Uruguay, Government of, 7.625%, 3/21/2036                                                                   70,038
      100,000     Uruguay, Government of, Note, 8.000%, 11/18/2022                                                           111,000
      100,000     Venezuela, Government of, Bond, 9.25%, 9/15/2027                                                           104,400
      230,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                                           208,035
                      TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,159,179)                                              7,512,628
                  MORTGAGE-BACKED SECURITIES--16.2%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--15.0%
      350,008     Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year, 10/1/2033                                   335,295
      173,300     Federal Home Loan Mortgage Corp. Pool A47194, 5.000%, 30 Year, 10/1/2035                                   165,718
      845,920     Federal Home Loan Mortgage Corp. Pool A48294, 5.000%, 30 Year, 2/1/2036                                    808,908
      232,294     Federal Home Loan Mortgage Corp. Pool A52427, 6.500%, 30 Year, 9/1/2036                                    236,539
      137,464     Federal Home Loan Mortgage Corp. Pool A53896, 6.500%, 30 Year, 11/1/2036                                   139,976
    2,351,813     Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037                                  2,304,107
      293,328     Federal Home Loan Mortgage Corp. Pool A57023, 5.500%, 30 Year, 2/1/2037                                    287,378
      300,000     Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037                                    305,483
    1,449,378     Federal Home Loan Mortgage Corp. Pool G02479, 6.000%, 30 Year, 12/1/2036                                 1,451,483
      196,617     Federal Home Loan Mortgage Corp. Pool G18078, 5.000%, 15 Year, 10/1/2020                                   193,112
      240,290     Federal Home Loan Mortgage Corp. Pool J03710, 6.000%, 15 Year, 11/1/2021                                   243,461
      473,566     Federal Home Loan Mortgage Corp. Pool J03848, 4.500%, 15 Year, 11/1/2021                                   456,255
      588,035     Federal Home Loan Mortgage Corp. Pool J05248, 5.500%, 15 Year, 7/1/2022                                    586,619
      498,405     Federal Home Loan Mortgage Corp. Pool J05376, 6.000%, 15 Year, 8/1/2022                                    504,984
                      TOTAL                                                                                                8,019,318
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.2%
      280,301     Federal National Mortgage Association Pool 806237, 5.000%, 15 Year, 12/1/2019                              275,391
      383,643     Federal National Mortgage Association Pool 822564, 5.500%, 15 Year, 12/1/2020                              382,900
                      TOTAL                                                                                                  658,291
                      TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,679,755)                                        8,677,609
                  PREFERRED STOCKS--1.0%
                  CONSUMER DISCRETIONARY--0.5%
        9,120     Credit Suisse First Boston Equity Linked Notes (KBH)                                                       233,563
                  INFORMATION TECHNOLOGY--0.5%
        9,300 2,3 Goldman Sachs Trigger Mandatory Exchangeable Notes, Maxim Integrated Products, Inc.                        279,623
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $534,201)                                                      513,186
                  PURCHASED PUT OPTION-0.0%
      800,000   5 Bank of New York ZAR PUT/USD CALL; Strike Price $7.965, Expiration Date 12/27/2007 (IDENTIFIED               2,000
                  COST $3,600)
                  MUTUAL FUND--15.1%
    1,071,805   6 Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $7,777,796)                          8,081,413
                  REPURCHASE AGREEMENTS--10.0%
  $ 5,327,000     Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which Deutsche        5,327,000
                  Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
                  1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162. (AT COST)
                      TOTAL INVESTMENTS - 100.7%                                                                          53,794,583
                      (IDENTIFIED COST $50,524,514)7
                      OTHER ASSETS AND LIABILITIES - NET - (0.7)%                                                          (393,649)
                      TOTAL NET ASSETS - 100%                                                                           $ 53,400,934

1    Portion of security subject to options written.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $3,394,783, which represented 6.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2007, these liquid restricted securities amounted to $3,394,783, which represented 6.4% of total net assets.

4    Zero coupon bond.

5    Non-income producing security.

6    Affiliated company.

7 At September 30, 2007, the cost of investments for federal tax purposes was $50,581,653. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts, written options and swap contracts was $3,212,930. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,601,955 and net unrealized depreciation from investments for those securities having an excess of cost over value of $389,025.


At September 30, 2007, the Fund had the following outstanding foreign exchange contracts as follows:

                                                                                                                  UNREALIZED
                      FOREIGN CURRENCY UNITS TO              IN EXCHANGE                                       APPRECIATION/
SETTLEMENT DATE       DELIVER/RECEIVE                            FOR          CONTRACTS AT VALUE              (DEPRECIATION)
CONTRACTS PURCHASED:
10/2/2007             2,116 Brazilian Real                     $1,146               $1,155                                $9
12/14/2007            32,082,000 Japanese Yen                 $277,442             $281,838                           $4,396
CONTRACTS SOLD:
10/2/2007             2,116 Brazilian Real                     $1,067               $1,154                             $(87)
11/5/2007             1,428,259 Brazilian Real                $761,738             $776,122                        $(14,384)
11/5/2007             567,250 Brazilian Real                  $301,312             $308,246                         $(6,934)
11/5/2007             2,116 Brazilian Real                     $1,141               $1,150                              $(9)
12/14/2007            197,549 Euro                            $277,442             $282,100                         $(4,658)
     NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                                     $(21,667)

At September 30, 2007, the Fund had the following outstanding written option contracts:

SECURITY                                     EXPIRATION DATE        EXERCISE PRICE        CONTRACTS                    VALUE
4Colgate-Palmolive Co.                        November 2007              $75                  40                      $2,000
4Freeport-McMoRan Copper & Gold, Inc.          October 2007              $110                 3                      $   720
4United Technologies Corp.                    November 2007              $85                  15                      $1,313
TOTAL                                                                                                                 $4,033

At September 30, 2007, the Fund had the following open swap contracts:

CREDIT       REFERENCE ENTITY      BUY/SELL         PAY/RECEIVE        EXPIRATION DATE            NOTIONAL        UNREALIZED
DEFAULT SWAP                                        FIXED RATE                                     AMOUNT         DEPRECIATION
COUNTERPARTY
Barclays       Government of          Buy              0.99%              10/20/2012              $225,000          $(1,456)
Capital,          Brazil
Inc.
Lehman         Government of          Buy              0.98%              10/20/2012              $450,000          $(2,711)
Brothers          Brazil
     NET UNREALIZED DEPRECIATION ON SWAP CONTRACTS                                                                  $(4,167)


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt








FEDERATED EQUITY INCOME FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  SHARES     VALUE

               COMMON STOCKS--90.5%
               CONSUMER DISCRETIONARY--3.4%
     4,220     Autoliv, Inc.                                                                                            $    252,145
     2,380     Dow Jones & Co.                                                                                               142,086
     1,610     Fortune Brands, Inc.                                                                                          131,199
     6,880     Home Depot, Inc.                                                                                              223,187
     2,390     Leggett and Platt, Inc.                                                                                        45,792
     5,590     Mattel, Inc.                                                                                                  131,141
    26,700     Tribune Co.                                                                                                   729,444
                  TOTAL                                                                                                    1,654,994
               CONSUMER STAPLES--13.4%
     5,130     Anheuser-Busch Cos., Inc.                                                                                     256,449
    16,260     Coca-Cola Co.                                                                                                 934,462
     9,770   1 Colgate-Palmolive Co.                                                                                         696,796
     2,250     General Mills, Inc.                                                                                           130,522
     7,190     Kimberly-Clark Corp.                                                                                          505,169
    19,369     Kraft Foods, Inc., Class A                                                                                    668,424
     9,060     PepsiCo, Inc.                                                                                                 663,736
    19,920     Procter & Gamble Co.                                                                                        1,401,173
     4,100     Sysco Corp.                                                                                                   145,919
    24,860     Wal-Mart Stores, Inc.                                                                                       1,085,139
                  TOTAL                                                                                                    6,487,789
               ENERGY--12.6%
    12,150     BP PLC, ADR                                                                                                   842,602
    11,730     Chevron Corp.                                                                                               1,097,693
     1,490     ConocoPhillips                                                                                                130,777
     8,690     ENI SpA, ADR                                                                                                  640,974
     4,670     Exxon Mobil Corp.                                                                                             432,255
    16,010     Hugoton Royalty Trust                                                                                         378,476
     2,270     Marathon Oil Corp.                                                                                            129,435
     2,160     Occidental Petroleum Corp.                                                                                    138,413
    18,390     Patterson-UTI Energy, Inc.                                                                                    415,062
    10,250     Royal Dutch Shell PLC, Class A, ADR                                                                           842,345
    13,140     Total SA, Class B, ADR                                                                                      1,064,734
                  TOTAL                                                                                                    6,112,766
               FINANCIALS--20.8%
    10,503     Ace Ltd.                                                                                                      636,167
     4,600     Advanta Corp., Class B                                                                                        126,132
     6,670     Aegon NV, ADR                                                                                                 126,930
    10,200     Aflac, Inc.                                                                                                   581,808
     6,630     Allstate Corp.                                                                                                379,170
    43,960     American Financial Realty Trust                                                                               353,878
    27,172     Bank of America Corp.                                                                                       1,365,936
    29,100     Citigroup, Inc.                                                                                             1,358,097
    16,390     Commerce Bancorp, Inc.                                                                                        635,604
    19,670     Freddie Mac                                                                                                 1,160,727
     1,970     Federal National Mortgage Association                                                                         119,796
     5,520     Hartford Financial Services Group, Inc.                                                                       510,876
     9,830     Healthcare Realty Trust, Inc.                                                                                 262,068
     6,460     Hospitality Properties Trust                                                                                  262,599
     2,990     ING Groep N.V., ADR                                                                                           132,487
     2,790     Marshall & Ilsley Corp.                                                                                       122,118
     7,190     Nationwide Financial Services, Inc., Class A                                                                  386,966
     7,790     New York Community Bancorp, Inc.                                                                              148,399
     3,530     PartnerRe Ltd.                                                                                                278,835
     5,900     Protective Life Corp.                                                                                         250,396
     2,340     The Travelers Cos., Inc.                                                                                      117,796
     9,940     Wachovia Corp.                                                                                                498,491
     3,350     Washington Mutual Bank                                                                                        118,288
     3,380     Wells Fargo & Co.                                                                                             120,396
                  TOTAL                                                                                                   10,053,960
               HEALTH CARE--9.8%
    14,910     Biovail Corp.                                                                                                 258,987
    11,550     Eli Lilly & Co.                                                                                               657,541
     4,860     GlaxoSmithKline PLC, ADR                                                                                      258,552
    14,460     Johnson & Johnson                                                                                             950,022
    83,340     Pfizer, Inc.                                                                                                2,035,996
    12,750     Wyeth                                                                                                         568,013
                  TOTAL                                                                                                    4,729,111
               INDUSTRIALS--9.8%
     7,580     3M Co.                                                                                                        709,336
     4,270     Avery Dennison Corp.                                                                                          243,475
    13,030     Dover Corp.                                                                                                   663,879
    17,570     General Electric Co.                                                                                          727,398
     2,430     Illinois Tool Works, Inc.                                                                                     144,925
    17,330     Northrop Grumman Corp.                                                                                      1,351,740
     7,260     United Parcel Service, Inc.                                                                                   545,226
     4,750   1 United Technologies Corp.                                                                                     382,280
                  TOTAL                                                                                                    4,768,259
               INFORMATION TECHNOLOGY--4.2%
    10,670     Automatic Data Processing, Inc.                                                                               490,073
    12,660     Intel Corp.                                                                                                   327,388
    13,430     Microchip Technology, Inc.                                                                                    487,778
     9,620     Seagate Technology Holdings                                                                                   246,080
    47,990     Taiwan Semiconductor Manufacturing Co., ADR                                                                   485,659
                  TOTAL                                                                                                    2,036,978
               MATERIALS--3.8%
     4,160     Bemis Co., Inc.                                                                                               121,098
     6,740     Bowater, Inc.                                                                                                 100,561
     5,640     Dow Chemical Co.                                                                                              242,858
     1,640   1 Freeport-McMoRan Copper & Gold, Inc.                                                                          172,020
     2,160     PPG Industries, Inc.                                                                                          163,188
     6,570     Packaging Corp. of America                                                                                    190,990
    12,940     Rohm & Haas Co.                                                                                               720,370
     4,750     Valspar Corp.                                                                                                 129,248
                  TOTAL                                                                                                    1,840,333
               TELECOMMUNICATION SERVICES--9.0%
    47,827     AT&T, Inc.                                                                                                  2,023,560
     5,070     Embarq Corp.                                                                                                  281,892
     4,800     France Telecommunications, ADR                                                                                160,512
    35,340     NTT DoCoMo, Inc., ADR                                                                                         503,242
     5,930     Nippon Telegraph & Telephone Corp., ADR                                                                       137,991
     3,640     Swisscom AG, ADR                                                                                              138,102
    13,470     Verizon Communications                                                                                        596,452
    37,266     Windstream Corp.                                                                                              526,196
                  TOTAL                                                                                                    4,367,947
               UTILITIES--3.7%
    14,540     Energy East Corp.                                                                                             393,307
     9,650     Integrys Energy Group, Inc.                                                                                   494,370
    25,040     NiSource, Inc.                                                                                                479,266
     5,870     Progress Energy, Inc.                                                                                         275,010
     3,340     SCANA Corp.                                                                                                   129,392
                  TOTAL                                                                                                    1,771,345
                  TOTAL COMMON STOCKS                                                                                     43,823,482
                  (IDENTIFIED COST $37,405,932)
               PREFERRED STOCKS--2.4%
               CONSUMER DISCRETIONARY--1.1%
    20,330     Credit Suisse First Boston, NY, PERCS                                                                         520,651
               INFORMATION TECHNOLOGY--1.3%
    20,300 2,3 Goldman Sachs Group, Inc., Maxim Integrated Products, Inc., PERCS                                             610,360
                  TOTAL PREFERRED STOCKS                                                                                   1,131,011
                  (IDENTIFIED COST $1,178,114)
               CORPORATE BONDS--3.0%
               CONSUMER DISCRETIONARY--1.0%
   440,000     Liberty Media Corp., Conv. Bond, 0.750%, 3/30/2023                                                            488,602
               FINANCIALS--2.0%
   860,000     4Merrill Lynch & Co., Inc., Conv. Bond, 0.000%, 3/13/2032                                                     971,688
                  TOTAL CORPORATE BONDS                                                                                    1,460,290
                  (IDENTIFIED COST $1,511,464)
               REPURCHASE AGREEMENT--4.8%
 2,318,000     Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007, under which Deutsche          2,318,000
               Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
               1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162. (AT COST)
                  TOTAL INVESTMENTS - 100.7%                                                                              48,732,783
                  (IDENTIFIED COST $42,413,510)5
                  OTHER ASSETS AND LIABILITIES - NET - (0.7)%                                                              (322,295)
                  TOTAL NET ASSETS - 100%                                                                               $ 48,410,488

1    Portion of security subject to options written.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $610,360, which represented 1.3% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2007, these liquid restricted securities amounted to $610,360, which represented 1.3% of total net assets.

4    Zero coupon bond.

5 At September 30, 2007, the cost of investments for federal tax purposes was $42,413,510. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and written options was $6,319,273. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,934,424 and net unrealized depreciation from investments for those securities having an excess of cost over value of $615,151.

 At September 30, 2007, the Fund had the following open written options:
 SECURITY                             EXPIRATION DATE EXERCISE PRICE CONTRACTS    VALUE
 Colgate Palmolive Co.                November 2007   $75               95     $  4,750
 Freeport McMoran Copper & Gold, Inc. October 2007    $110              15     $  3,600
 United Technologies Corp.            November 2007   $85               45     $  3,938
 TOTAL                                                                          $12,288


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PERCS --Preferred Equity Redemption Cumulative Stock







FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY OBLIGATIONS--10.9%
  $  1,000,000     United States Treasury Bonds, 6.000%, 2/15/2026                                                    $    1,132,969
     1,700,000     United States Treasury Bonds, 6.125%, 11/15/2027                                                        1,968,892
     1,000,000     United States Treasury Bonds, 6.250%, 8/15/2023                                                         1,148,896
     3,170,000     United States Treasury Bonds, 7.500%, 11/15/2016 - 11/15/2024                                           3,883,573
     3,050,000     United States Treasury Bonds, 7.625%, 2/15/2025                                                         4,018,024
     1,100,000     United States Treasury Bonds, 8.000%, 11/15/2021                                                        1,450,950
     2,000,000     United States Treasury Notes, 3.500%, 11/15/2009                                                        1,980,169
     3,100,000   1 United States Treasury Notes, 3.875%, 5/15/2010                                                         3,089,557
     2,500,000     United States Treasury Notes, 4.250%, 8/15/2015                                                         2,463,491
     1,800,000   1 United States Treasury Notes, 4.500%, 5/15/2017                                                         1,789,962
     6,700,000   1 United States Treasury Notes, 4.750%, 1/31/2012                                                         6,849,417
     5,860,000   1 United States Treasury Notes, 5.125%, 5/15/2016                                                         6,105,495
     9,282,960     U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016                                               9,465,091
                      TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $43,979,498)                                       45,346,486
                   GOVERNMENT AGENCIES--14.4%
     4,000,000     Federal Farm Credit System, 4.180%, 9/22/2010                                                           3,962,561
     7,000,000     Federal Farm Credit System, 5.150%, 12/6/2010                                                           7,126,540
     4,000,000   2 Federal Farm Credit System, 5.375%, 7/18/2011                                                           4,112,743
     7,300,000     Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028                                               7,586,618
     1,245,000     Federal Farm Credit System, 6.000%, 6/11/2008                                                           1,255,248
     3,000,000     Federal Home Loan Bank System, 4.250%, 9/12/2008                                                        2,985,655
     3,100,000   1 Federal Home Loan Bank System, 5.250%, 8/5/2009                                                         3,143,960
       750,000     Federal Home Loan Bank System, 6.185%, 5/6/2008                                                           756,157
     1,100,000     Federal Home Loan Bank System, 7.125%, 2/15/2030                                                        1,352,989
     6,000,000     Federal Home Loan Mortgage Corp., 4.750%, 3/5/2012                                                      6,029,912
     1,500,000     Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035                                                    1,428,876
        72,000     Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029                                                        85,523
     1,500,000     Federal National Mortgage Association, 6.000%, 5/15/2008                                                1,515,796
     2,000,000     Tennessee Valley Authority, 4.650%, 6/15/2035                                                           1,835,824
     4,000,000     Tennessee Valley Authority, 5.375%, 11/13/2008                                                          4,040,920
     1,000,000     Tennessee Valley Authority, 5.625%, 1/18/2011                                                           1,034,142
    10,700,000     Tennessee Valley Authority, 6.000%, 3/15/2013                                                          11,367,874
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $59,055,854)                                             59,621,338
                   MORTGAGE-BACKED SECURITIES--53.2%
                   FEDERAL HOME LOAN MORTGAGE CORP.--27.3%
    11,484,126     Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 10/1/2020                                         11,105,899
    32,842,519     Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2036                                          31,686,145
    40,157,077   3 Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 10/1/2037                                        39,395,913
    16,409,833     Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037                                          16,453,471
    11,715,179   3 Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 10/1/2037                                         11,952,385
     2,277,377     Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032                                           2,367,019
       178,331     Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031                                             187,910
        28,199     Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030                                                         30,487
        16,144     Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025                                              17,714
                      TOTAL                                                                                              113,196,943
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--19.4%
     2,873,235     Federal National Mortgage Association, 4.500%, 12/1/2019                                                2,779,875
    13,956,174   3 Federal National Mortgage Association, 5.000%, 7/1/2034 - 10/1/2037                                    13,343,508
    28,225,089     Federal National Mortgage Association, 5.500%, 11/1/2021 - 1/1/2036                                    27,738,424
    33,421,589   3 Federal National Mortgage Association, 6.000%, 5/1/2014 - 10/1/2037                                    33,563,934
     1,592,126     Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035                                     1,629,872
     1,251,363     Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032                                      1,303,204
       138,831     Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031                                        146,843
        31,783     Federal National Mortgage Association, 8.000%, 7/1/2030                                                    34,226
                      TOTAL                                                                                               80,539,886
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--6.5%
     3,776,039     Government National Mortgage Association, 5.000%, 7/15/2034                                             3,659,647
     3,711,374     Government National Mortgage Association, 5.500%, 5/20/2035                                             3,649,759
    16,967,343     Government National Mortgage Association, 6.000%, 4/15/2032 - 7/15/2037                                17,083,814
     2,125,191     Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032                                2,184,851
       107,710     Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030                                  113,065
       127,534     Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030                                  137,757
        57,303     Government National Mortgage Association, 9.500%, 11/15/2016                                               63,903
                      TOTAL                                                                                               26,892,796
                      TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $218,062,879)                                    220,629,625
                   COLLATERALIZED MORTGAGE OBLIGATIONS--23.0%
     3,982,539     Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037                                3,937,536
     3,337,249     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          3,245,077
     3,989,592     Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037                                            4,005,739
     4,222,679     Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 8/25/2037                                            4,268,400
     2,713,325     Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037                         2,685,124
     3,052,527     Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033                                       3,193,200
     7,376,890     Federal Home Loan Mortgage Corp. REMIC 3144 FB, 6.102%, 4/15/2036                                       7,344,240
     5,314,310     Federal Home Loan Mortgage Corp. REMIC 3175 FE, 6.062%, 6/15/2036                                       5,267,826
     5,200,000     Federal Home Loan Mortgage Corp. REMIC 3179 FP, 6.132%, 7/15/2036                                       5,202,306
     1,779,718     Federal Home Loan Mortgage Corp. REMIC 3206 FE, 6.152%, 8/15/2036                                       1,772,373
     5,000,000     Federal Home Loan Mortgage Corp. REMIC 3260 PF, 6.052%, 1/15/2037                                       4,993,772
     1,089,793     Federal National Mortgage Association REMIC 2005-63 FC, 5.381%, 10/25/2031                              1,077,156
     1,582,666     Federal National Mortgage Association REMIC 2006-43 FL, 5.531%, 6/25/2036                               1,579,477
     4,985,472     Federal National Mortgage Association REMIC 2006-58 FP, 5.431%, 7/25/2036                               4,953,538
     6,216,682     Federal National Mortgage Association REMIC 2006-81 FB, 5.481%, 9/25/2036                               6,187,926
     6,438,392     Federal National Mortgage Association REMIC 2006-85 PF, 5.511%, 9/25/2036                               6,411,801
     2,075,134     Federal National Mortgage Association REMIC 2006-93 FM, 5.511%, 10/25/2036                              2,061,936
       378,486     Federal National Mortgage Association REMIC 361 1, 0.000%, 10/1/2035                                      284,552
     1,777,439     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    1,728,379
     2,318,208     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               2,273,919
     3,437,493     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.525%, 11/25/2034                       3,386,513
     2,117,334     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.702%, 5/19/2047                                    2,035,066
     3,968,912     Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037                                 3,987,518
     3,997,094     Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 8/25/2037                                              4,012,871
     3,630,836     Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035                                3,513,787
     2,193,950     Washington Mutual 2006-AR1, Class 2A1B, 6.053%, 1/25/2046                                               2,116,646
     3,953,777     Wells Fargo Mortgage Backed Securities Trust 2007-11, Class A96, 6.000%, 8/25/2037                      3,909,129
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $95,689,290)                             95,435,807
                   ADJUSTABLE RATE MORTGAGES--6.1%
     8,967,993     Federal Home Loan Mortgage Corp. ARM, 5.672%, 9/1/2036                                                  9,031,213
     3,242,385     Federal National Mortgage Association ARM, 5.293%, 1/1/2037                                             3,260,661
     6,081,044     Federal National Mortgage Association ARM, 5.365%, 1/1/2037                                             6,118,044
     6,999,479     Federal National Mortgage Association ARM, 5.603%, 2/1/2037                                             7,057,123
                      TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $25,409,017)                                       25,467,041
                   COMMERCIAL MORTGAGE-BACKED SECURITIES-2.1%
     3,000,000     Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049                           2,985,412
     3,000,000     Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049                      2,960,885
     3,000,000     Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051                       2,978,329
                      TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,046,436)                             8,924,626
                   REPURCHASE AGREEMENTS--9.7%
     8,901,000   4 Interest in $83,201,000 joint repurchase agreement 5.10%, dated 9/13/2007 under which Credit            8,901,000
                   Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $83,531,031 on 10/11/2007. The market value of the underlying securities at the end of the period was $85,697,253 (segregated pending settlement of dollar-
                   roll transactions).
    10,508,000     Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which               10,508,000
                   Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162.
    20,696,000     Interest in $3,000,000,000 joint repurchase agreement 5.12%, dated 9/28/2007 under which ING           20,696,000
                   Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2042 for $3,001,280,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $3,087,448,089 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               40,105,000
                      TOTAL INVESTMENTS-119.4%                                                                           495,529,923
                      (IDENTIFIED COST $491,347,974)5
                      OTHER ASSETS AND LIABILITIES-NET- (19.4)%                                                         (80,552,807)
                      TOTAL NET ASSETS---100%                                                                         $  414,977,116

1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of September 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED    MARKET VALUE OF COLLATERAL
     $19,982,700                          $20,696,000

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3    All  or  a  portion  of  these   securities   are  subject  to  dollar-roll
     transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At September 30, 2007, the cost of investments for federal tax purposes was $491,347,974. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $4,181,949. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,462,285 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,280,336.


     At September 30, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION                                 NUMBER OF     NOTIONAL VALUE EXPIRATION DATE   UNREALIZED
                                                CONTRACTS                                      APPRECIATION
    6U.S. Treasury Notes 2-Year Long Futures
                                                222           $45,964,406    December 2007     $117,143
    6U.S. Treasury Bond Short Futures            74           $8,239,438     December 2007     $7,251
    NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                           $124,394
  6 Non-income producing security.

Note:          The categories of investments are shown as a percentage of total net assets at September 30, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 REMIC --Real Estate Mortgage Investment Conduit







FEDERATED HIGH INCOME BOND FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                   CORPORATE BONDS--94.8%
                   AEROSPACE / DEFENSE--2.1%
  $  1,125,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                           $   1,116,562
     1,025,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                      1,017,312
     1,000,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%,           1,010,000
                   4/1/2015
       400,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A,                410,000
                   9.75%, 4/1/2017
     2,550,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                              2,511,750
       475,000 1,2 TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                          482,125
                      TOTAL                                                                                                6,547,749
                   AUTOMOTIVE--3.6%
       625,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                       546,875
     1,400,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                          1,106,000
     1,675,000     Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.105%, 1/13/2012                                 1,584,135
     1,450,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                          1,359,975
       450,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                        456,112
     1,275,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                              1,194,651
     2,950,000     General Motors Corp., Deb., 7.40%, 9/1/2025                                                             2,389,500
     1,025,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                             903,281
       375,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                               379,687
     1,250,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                               1,275,000
                      TOTAL                                                                                               11,195,216
                   BUILDING MATERIALS--1.1%
       341,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012                             338,442
       325,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                          320,937
       300,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                             303,000
       600,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                   540,000
       375,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                 232,500
       500,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                     436,250
     1,000,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                  955,000
       225,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                        225,562
                      TOTAL                                                                                                3,351,691
                   CHEMICALS--5.0%
     1,025,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                                978,875
     1,200,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                1,215,000
       875,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                                914,375
       350,000     Equistar Chemicals LP, Company Guarantee, 6.875%, 6/15/2017                                               381,500
       384,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                        398,400
     1,425,000     Equistar Chemicals LP, Sr. Unsecd. Note, 8.25%, 9/15/2016                                               1,613,812
     1,450,000     Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                            1,602,250
     1,275,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                          1,345,125
       779,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                         827,687
       300,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                               316,500
       675,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                               723,094
       664,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                              581,000
     1,400,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                            1,477,000
       975,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                                 894,562
     1,175,000     Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017                                       1,151,500
       650,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                687,371
       225,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                           244,407
                      TOTAL                                                                                               15,352,458
                   CONSTRUCTION MACHINERY--0.0%
       975,000 3,4 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                     0
                   CONSUMER PRODUCTS--4.9%
     1,275,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                            1,141,125
       498,126     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                       490,654
       675,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                                675,000
     1,100,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                    1,072,500
     1,450,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                               1,402,875
     1,225,000     Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017                                                            1,191,312
     2,100,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                               1,963,500
     2,050,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                      2,096,125
     1,625,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                             1,679,844
       950,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                       961,875
     1,425,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                                790,875
     1,600,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                        1,644,000
                      TOTAL                                                                                               15,109,685
                   ENERGY--3.8%
     1,175,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                       1,148,562
     1,175,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                          1,155,906
     1,375,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                     1,419,687
       125,000     Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015                                          129,375
       350,000     Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017                                           362,250
       400,000     Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017                                                            399,000
       650,000 1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                           645,937
       850,000 1,2 Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019                                                              854,250
       500,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015                                       491,250
       750,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                        768,750
       275,000 1,2 Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014                                                 265,375
       600,000 1,2 Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017                                                 573,000
     1,125,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                 1,061,803
       450,000     Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017                                           423,000
       900,000     Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015                                           886,500
       275,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                   269,500
       350,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                   357,000
       650,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                    666,250
                      TOTAL                                                                                               11,877,395
                   ENTERTAINMENT--1.2%
     1,700,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                      1,615,000
       775,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012                                           747,875
     1,300,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                    1,361,750
                      TOTAL                                                                                                3,724,625
                   ENVIRONMENTAL--1.0%
     1,450,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                     1,489,875
       500,000     Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017                                        505,000
       600,000     Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                   654,000
       488,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                    539,129
                      TOTAL                                                                                                3,188,004
                   FINANCIAL INSTITUTIONS--1.8%
       850,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                     813,875
     1,900,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                      1,809,645
     2,150,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       2,114,873
       925,000     iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                       888,000
                      TOTAL                                                                                                5,626,393
                   FOOD & BEVERAGE--6.4%
     2,150,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                               2,010,250
       775,000 1,2 Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015                                             786,625
       700,000 1,2 Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                                  717,500
     1,225,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                    1,218,875
       950,000     Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008                                 954,750
       850,000 1,2 Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017                                                    854,250
       325,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                     326,625
       975,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                                965,250
     1,450,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                      1,384,750
     1,825,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                        1,761,125
     1,100,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                              951,500
     1,625,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                   1,633,125
     1,000,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                      925,000
     1,000,000     Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017                                                  1,025,000
       800,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015                        766,000
       800,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017                 754,000
     1,775,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                              1,677,375
       800,000     Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                            820,000
       325,000     Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017                                                         334,750
                      TOTAL                                                                                               19,866,750
                   GAMING--4.9%
       825,000 1,2 Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%,                777,562
                   6/15/2015
       550,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                   572,000
       675,000 1,2 Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015                                              678,375
     1,050,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                     866,250
     1,125,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                  1,125,000
     1,275,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                 1,180,969
       700,000     MGM Mirage, Sr. Note, 7.50%, 6/1/2016                                                                     699,125
       625,000     MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                                                               654,687
     1,050,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                    1,084,125
       375,000     MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                          373,125
     1,100,000     Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                                 1,157,750
       800,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                          820,000
       850,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                                871,250
       975,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                    989,625
     1,050,000 1,2 Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015                                              1,065,750
       500,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                         497,500
       675,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                       673,312
     1,000,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                      985,000
                      TOTAL                                                                                               15,071,405
                   HEALTH CARE--7.4%
       650,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                      692,250
       950,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                              883,500
       825,000 1,2 Advanced Medical Optics, Inc., Company Guarantee, 7.50%, 5/1/2017                                         763,125
       675,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                             644,625
     1,175,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                       1,239,625
     1,000,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                    969,053
     1,000,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                    855,000
     1,175,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                     951,750
     2,050,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                               2,183,250
     2,950,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                              3,156,500
     1,375,000     National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                         1,457,500
     1,000,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                         930,000
     1,150,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                            1,170,125
       775,000 1,2 United Surgical Partners International, Inc., 9.25%, 5/1/2017                                             778,875
       200,000 1,2 United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017                             203,000
       250,000 1,2 Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759%, 6/1/2015                250,000
       200,000 1,2 Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015                                        199,000
       975,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                              950,625
     1,025,000 1,2 Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015                                       994,250
       600,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                               594,000
     1,225,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                          1,228,062
       225,000     Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                               225,562
       375,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                              384,375
     1,138,000 1,2 Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017                                             1,064,030
                      TOTAL                                                                                               22,768,082
                   INDUSTRIAL - OTHER--6.8%
     1,825,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                      1,761,125
       725,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                              721,375
     1,375,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                      1,356,094
       950,000     Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                          997,500
       450,000 1,2 Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017                                                         447,750
       725,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                      763,062
       325,000 1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.569%, 12/15/2013                                             315,250
       600,000 1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                  594,000
     1,725,000     Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                               1,794,000
       750,000 1,2 General Cable Corp., Floating Rate Note - Sr. Note, 7.735%, 4/1/2015                                      731,250
       400,000 1,2 General Cable Corp., Sr. Note, 7.125%, 4/1/2017                                                           394,000
       850,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                    864,875
       975,000     Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                  967,687
     1,875,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                1,828,125
       325,000 1,2 Mueller Water Products, Inc., Sr. Sub. Note, 7.375%, 6/1/2017                                             303,875
     1,150,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                    1,187,375
       775,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                          744,000
     1,283,988     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                    1,373,867
       700,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                          682,500
       925,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                         934,250
       625,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015                                             506,250
       950,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                             942,875
       800,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                                 802,000
                      TOTAL                                                                                               21,013,085
                   LODGING--1.1%
       600,000     Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014                                                     601,500
       475,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                         472,625
     1,300,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                       1,316,250
       800,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013                                                  799,301
       275,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                  272,321
                      TOTAL                                                                                                3,461,997
                   MEDIA - CABLE--1.7%
       300,000     CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                           306,000
       500,000     Charter Communications Holdings II, Company Guarantee, 10.25%, 10/1/2013                                  523,750
     2,350,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                         2,414,625
     1,525,000     Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                            1,639,375
       450,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                              425,250
                      TOTAL                                                                                                5,309,000
                   MEDIA - NON-CABLE--10.6%
     1,252,632     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                              1,296,474
       425,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                     435,625
     1,600,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                          1,726,544
       325,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                            339,830
       450,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                         429,187
     1,251,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                       1,305,731
     1,800,000     Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008                                                          1,804,500
       850,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                           856,375
     1,450,000     Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016                                                      1,453,625
     2,625,000     Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                      2,825,156
     2,175,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                               1,799,812
       800,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                         820,000
       200,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                       194,000
       725,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                       703,250
       725,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                         732,250
       725,000 1,2 Local TV Finance LLC/Local TV Finance Corp., Sr. Unsecd. Note, 9.25%, 6/15/2015                           685,125
     1,150,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                 1,190,250
       812,000     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                                840,420
       975,000 1,2 Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016                                                          934,781
       750,000 1,2 Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                       719,062
     1,225,000     R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                         1,307,687
       950,000     R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                         902,500
     1,100,000 1,2 R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017                                                        1,122,000
     1,000,000     R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016                                             1,023,750
     2,022,000     R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                          2,161,013
       486,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                           535,815
     1,050,000 1,2 Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017                                         950,250
     1,475,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                           1,526,625
       275,000 1,2 Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015                                              269,500
     1,800,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                      1,809,000
                      TOTAL                                                                                               32,700,137
                   METALS & MINING--1.0%
       750,000 1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                   697,500
       625,000 1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                             556,250
       900,000     Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017                                          985,500
       869,000     Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                        842,930
       625,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                 0
                      TOTAL                                                                                                3,082,180
                   PACKAGING--1.8%
     1,500,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                 1,477,500
       975,000     Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                 1,001,813
     1,425,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                         1,478,438
       325,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                                 338,000
       675,000     Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014                                          669,094
       450,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                           468,000
       141,585 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                            6,570
                      TOTAL                                                                                                5,439,415
                   PAPER--1.1%
     1,550,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                  1,600,375
       406,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                              409,045
     1,375,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                          1,481,563
                      TOTAL                                                                                                3,490,983
                   RESTAURANTS--0.5%
       800,000     Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                        812,000
       700,000 1,2 Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note,              686,875
                   7.86%, 3/15/2014
                      TOTAL                                                                                                1,498,875
                   RETAILERS--3.4%
       275,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                     264,000
       300,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.36%, 4/15/2013                                         288,000
     1,250,000 1,2 Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017                                                    968,750
     1,700,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                           1,738,250
     1,322,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                              1,262,510
       325,000     General Nutrition Center, Company Guarantee, 10.009%, 3/15/2014                                           313,625
     1,000,000 1,2 General Nutrition Center, Floating Rate Note - Sr. Note, 10.009%, 3/15/2014                               965,000
     1,475,000     NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                              1,338,563
     1,175,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                               1,177,938
     1,575,000     The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017                                            1,496,250
       675,000     United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                                 649,688
                      TOTAL                                                                                               10,462,574
                   SERVICES--0.8%
     1,550,000     West Corp., Company Guarantee, 11.00%, 10/15/2016                                                       1,635,250
       775,000     West Corp., Sr. Note, 9.50%, 10/15/2014                                                                   804,063
                      TOTAL                                                                                                2,439,313
                   TECHNOLOGY--5.1%
     1,375,000     Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                1,213,438
       475,000 1,2 CHR Intermediate Holding Corp., Floating Rate Note - Sr. Note, 12.87%, 6/1/2013                           485,688
     1,225,000 1,2 Compucom System, Inc., 12.50%, 10/1/2015                                                                1,172,938
       875,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                      1,106,875
       425,000     Deluxe Corp., 5.125%, 10/1/2014                                                                           367,625
       150,000 1,2 Deluxe Corp., Sr. Note, 7.375%, 6/1/2015                                                                  148,875
       825,000     Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014                                               800,250
       550,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                            382,250
     1,300,000 1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                    1,257,750
     1,200,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                1,242,000
     1,200,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                               1,278,000
     1,225,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                             1,203,563
       569,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.86%, 4/1/2012                                        598,873
     1,573,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                      1,643,785
     1,275,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                 1,338,750
     1,300,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                 1,365,508
       325,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                           329,510
                      TOTAL                                                                                               15,935,678
                   TEXTILE--0.3%
       775,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                          815,688
                   TOBACCO--0.5%
     1,475,000     Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                1,577,660
                   TRANSPORTATION--1.5%
       700,000 3,4  AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                                               0
     1,000,000 1,2 CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014                                                              1,005,000
       900,000     Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                   931,500
     1,475,000     Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                            1,600,375
       200,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                      200,000
       800,000     Stena AB, Sr. Note, 7.50%, 11/1/2013                                                                      808,000
       800,000 3,4 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                                                       0
                      TOTAL                                                                                                4,544,875
                   UTILITY - ELECTRIC--4.9%
       250,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                            252,800
     1,700,000 1,2 Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019                                                        1,634,125
     1,175,000 1,2 Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017                                                       1,163,250
     2,075,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                       2,158,000
       377,523 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                         380,296
     1,275,000 1,2 Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017                                                           1,345,125
       300,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                               301,500
     1,075,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                           1,077,688
     1,725,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                            1,733,625
       100,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                             103,357
       500,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                  490,724
       725,000     Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                       732,365
       275,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                               268,453
     1,700,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                       1,830,349
       675,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                           667,312
       300,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                              308,519
       850,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                          689,707
                      TOTAL                                                                                               15,137,195
                   UTILITY - NATURAL GAS--5.4%
     1,850,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                       1,808,375
     1,225,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                1,249,983
     1,400,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                     1,309,000
     1,350,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                 1,309,500
       200,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                    192,990
       950,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                   974,829
       699,000 1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                          735,698
       650,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                           654,999
     1,000,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                    961,250
     1,925,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                         2,272,108
       375,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                         406,413
     1,125,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                            1,257,188
       325,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                       328,250
     2,250,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                            2,421,563
       775,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                               846,688
                      TOTAL                                                                                               16,728,834
                   WIRELESS COMMUNICATIONS--2.8%
       550,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.11%, 1/1/2013                                569,250
       800,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                               850,000
       726,498 1,2 Digicel Ltd., Sr. Note, 9.125%, 1/15/2015                                                                 677,459
       800,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                   826,000
       825,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                       845,625
       525,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                       538,125
       800,000     Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015                                         815,468
     1,475,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                 1,491,796
       225,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                                                  238,415
       900,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                   942,543
       900,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                       966,259
                      TOTAL                                                                                                8,760,940
                   WIRELINE COMMUNICATIONS--2.3%
       700,000     Citizens Communications Co., 9.00%, 8/15/2031                                                             714,000
     4,275,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                    4,686,469
       825,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                          865,339
       700,000     Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                              749,875
                      TOTAL                                                                                                7,015,683
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $295,206,034)                                               293,093,565
                   PREFERRED STOCK--0.0%
                   MEDIA - NON-CABLE--0.0%
            42   3 Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)                                             630
                   COMMON STOCKS & WARRANTS--0.5%
                   CHEMICALS--0.4%
           332   3 General Chemical Industrial Products, Inc.                                                                685,411
           192   3 General Chemical Industrial Products, Inc., Warrants                                                      358,860
           142   3 General Chemical Industrial Products, Inc., Warrants                                                      239,763
                      TOTAL                                                                                                1,284,034
                   CONSUMER PRODUCTS--0.0%
           580 1,3 Sleepmaster LLC                                                                                                 6
                   INDUSTRIAL - OTHER--0.1%
       156,932 1,3 ACP Holdings Corp., Warrants                                                                              207,935
                   MEDIA - CABLE--0.0%
         7,305     Virgin Media, Inc.                                                                                        177,292
                   MEDIA - NON-CABLE--0.0%
           850   3 XM Satellite Radio, Inc., Warrants                                                                          2,550
         7,700   3 Ziff Davis Media, Inc., Warrants                                                                               77
                      TOTAL                                                                                                    2,627
                   METALS & MINING--0.0%
           625 1,3 Republic Technologies International, Inc., Warrants                                                             0
        23,013 1,3 Royal Oak Mines, Inc.                                                                                         357
                      TOTAL                                                                                                      357
                   OTHER--0.0%
            71 1,3 CVC Claims Litigation LLC                                                                                       0
                   PACKAGING--0.0%
             3 1,3 Pliant Corp.                                                                                                    0
        15,500 1,3 Russell Stanley Holdings, Inc.                                                                                  0
                      TOTAL                                                                                                        0
                      TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $2,135,141)                                          1,672,251
                   REPURCHASE AGREEMENT-3.5%
  $ 10,700,000     Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which               10,700,000
                   Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162 (AT COST).
                      TOTAL INVESTMENTS --- 98.8%                                                                        305,466,446
                      (IDENTIFIED COST $308,041,175)5
                      OTHER ASSETS AND LIABILITIES --- NET --- 1.2%                                                        3,622,258
                      TOTAL NET ASSETS --- 100%                                                                        $ 309,088,704

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $61,899,571, which represented 20.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2007, these liquid restricted securities amounted to $61,684,703, which represented 20.0% of total net assets.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2007, is as follows:

    SECURITY                                                                  ACQUISITION DATE                    ACQUISITION COST
    ACP Holdings Corp., Warrants                                              9/24/2003                                         $0
    CVC Claims Litigation LLC                                                 3/26/1997- 6/18/1997                        $590,616
    Pliant Corp.                                                              7/18/2006                                         $0
    Republic Technologies International, Inc., Warrants                       8/6/1999 - 12/28/2001                             $0
    Royal Oak Mines, Inc.                                                     7/31/1998 - 2/24/1999                         $2,557
    Russell Stanley Holdings, Inc.                                            2/5/1999 - 12/28/2001                         $1,250
    Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008          2/5/1999 - 5/15/2005                        $685,640
    Sleepmaster LLC                                                           12/23/2004                                        $0

3    Non-income producing security.

4    Principal amount and interest were not paid upon final maturity.

5 At September 30, 2007, the cost of investments for federal tax purposes was $308,041,175. The net unrealized depreciation of investments for federal tax purposes was $2,574,729. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,971,012 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,545,741.


    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV); and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


    The following acronym is used throughout this portfolio:

 PIK --Payment in Kind







FEDERATED INTERNATIONAL EQUITY FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

    SHARES OR                                                                                                               VALUE IN
    PRINCIPAL                                                                                                                   U.S.
    AMOUNT                                                                                                                   DOLLARS
                   COMMON STOCKS--94.0%
                   AUSTRIA--1.5%
                   BANKS--1.5%
        15,400     Erste Bank Der Oesterreichischen Sparkassen AG                                                       $  1,173,742
                   BELGIUM--1.3%
                   FOOD, BEVERAGE & TOBACCO--1.3%
        11,400     InBev                                                                                                   1,033,220
                   BRAZIL--3.1%
                   MATERIALS--1.7%
        47,300     Companhia Vale Do Rio Doce, ADR                                                                         1,345,685
                   TRANSPORTATION--1.4%
        77,500     All America Latina Logistica SA                                                                         1,103,519
                      TOTAL BRAZIL                                                                                         2,449,204
                   CANADA--3.1%
                   CONSUMER DURABLES & APPAREL--1.7%
        34,400   1 Gildan Activewear, Inc.                                                                                 1,355,016
                   ENERGY--1.4%
        57,200     Talisman Energy, Inc.                                                                                   1,123,125
                      TOTAL CANADA                                                                                         2,478,141
                   FINLAND--2.3%
                   TECHNOLOGY HARDWARE & EQUIPMENT--2.3%
        48,500     Nokia Oyj                                                                                               1,843,767
                   FRANCE--5.9%
                   CAPITAL GOODS--2.8%
         6,000     Nexans SA                                                                                                 986,900
         9,800     Schneider Electric SA                                                                                   1,238,124
                      TOTAL                                                                                                2,225,024
                   INSURANCE--1.6%
        27,800     AXA                                                                                                     1,243,947
                   MEDIA--1.5%
        27,800     Vivendi SA                                                                                              1,173,385
                      TOTAL FRANCE                                                                                         4,642,356
                   GERMANY, FEDERAL REPUBLIC OF--5.7%
                   CAPITAL GOODS--1.6%
         9,100     Siemens AG                                                                                              1,251,160
                   HEALTH CARE EQUIPMENT & SERVICES--1.1%
        15,900   1 Gerresheimer AG                                                                                           855,891
                   INSURANCE--1.5%
         5,200     Allianz SE                                                                                              1,214,938
                   SOFTWARE & SERVICES--1.5%
        20,300     SAP AG                                                                                                  1,188,265
                      TOTAL GERMANY, FEDERAL REPUBLIC OF                                                                   4,510,254
                   GREECE--3.4%
                   BANKS--1.7%
        37,286     EFG Eurobank                                                                                            1,311,122
                   FOOD, BEVERAGE & TOBACCO--1.7%
        23,600     Hellenic Bottling Co. SA                                                                                1,362,923
                      TOTAL GREECE                                                                                         2,674,045
                   HONG KONG--1.7%
                   RETAILING--1.7%
       310,000     Li & Fung Ltd.                                                                                          1,319,938
                   INDIA--1.2%
                   SOFTWARE & SERVICES--1.2%
        35,700     Satyam Computer Services Ltd., ADR                                                                        924,273
                   ITALY--3.0%
                   BANKS--1.5%
       135,900     Unicredito Italiano SpA                                                                                 1,162,719
                   CONSUMER DURABLES & APPAREL--1.5%
        56,800     Geox SpA                                                                                                1,220,579
                      TOTAL ITALY                                                                                          2,383,298
                   JAPAN--15.7%
                   CAPITAL GOODS--1.4%
        11,300     Fanuc Ltd.                                                                                              1,151,987
                   CONSUMER DURABLES & APPAREL--2.8%
        39,000     Nikon Corp.                                                                                             1,341,140
        24,000     Shimano, Inc.                                                                                             839,943
                      TOTAL                                                                                                2,181,083
                   MATERIALS--3.1%
       123,000     Taiyo Nippon Sanso Corp.                                                                                1,105,089
        91,000     Tokuyama Corp.                                                                                          1,380,864
                      TOTAL                                                                                                2,485,953
                   RETAILING--2.5%
        19,700     Nitori Co.                                                                                                931,276
        10,700     Yamada Denki                                                                                            1,059,148
                      TOTAL                                                                                                1,990,424
                   SOFTWARE & SERVICES--1.1%
        37,700     Capcom Co. Ltd.                                                                                           869,760
                   TECHNOLOGY HARDWARE & EQUIPMENT--4.8%
        13,800     Ibiden Co. Ltd.                                                                                         1,161,764
         5,500     Keyence Corp.                                                                                           1,220,999
        20,100     Nidec Corp.                                                                                             1,405,154
                      TOTAL                                                                                                3,787,917
                      TOTAL JAPAN                                                                                         12,467,124
                   KOREA, REPUBLIC OF--3.1%
                   BANKS--1.2%
        19,900     Hana Financial Holdings                                                                                   938,248
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.9%
         2,400     Samsung Electronics Co.                                                                                 1,507,867
                      TOTAL KOREA, REPUBLIC OF                                                                             2,446,115
                   LUXEMBOURG--1.6%
                   TELECOMMUNICATION SERVICES--1.6%
        14,700   1 Millicom International Cellular S.A.                                                                    1,233,330
                   MEXICO--1.5%
                   TELECOMMUNICATION SERVICES--1.5%
        18,600   1 America Movil S.A.B. de C.V., Class L, ADR                                                              1,190,400
                   NORWAY--3.1%
                   ENERGY--3.1%
        45,400     Aker Kvaerner ASA                                                                                       1,446,316
        50,660   1 TGS Nopec Geophysical Co. ASA                                                                           1,038,336
                      TOTAL NORWAY                                                                                         2,484,652
                   SPAIN--5.2%
                   BANKS--1.9%
        78,000     Banco Santander Central Hispano S.A.                                                                    1,515,984
                   SOFTWARE & SERVICES--1.5%
        44,100     Indra Sistemas SA                                                                                       1,192,917
                   TELECOMMUNICATION SERVICES--1.8%
        50,500     Telefonica SA                                                                                           1,413,565
                      TOTAL SPAIN                                                                                          4,122,466
                   SWEDEN--4.1%
                   CAPITAL GOODS--1.6%
        57,200     Sandvik AB                                                                                              1,227,154
                   CONSUMER SERVICES--1.4%
       157,400     Rezidor Hotel Group AB                                                                                  1,143,111
                   RETAILING--1.1%
        13,300     Hennes & Mauritz AB, Class B                                                                              843,105
                      TOTAL SWEDEN                                                                                         3,213,370
                   SWITZERLAND--8.4%
                   CAPITAL GOODS--1.6%
        48,746     ABB Ltd.                                                                                                1,283,704
                   FOOD, BEVERAGE & TOBACCO--1.7%
         3,000     Nestle SA                                                                                               1,347,649
                   HEALTH CARE EQUIPMENT & SERVICES--1.5%
        10,400     Synthes, Inc.                                                                                           1,163,942
                   MATERIALS--1.4%
         5,200     Syngenta AG                                                                                             1,121,065
                   PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES--2.2%
         9,722     Roche Holding AG                                                                                        1,762,778
                      TOTAL SWITZERLAND                                                                                    6,679,138
                   TAIWAN, PROVINCE OF CHINA--2.5%
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
       113,000     Taiwan Semiconductor Manufacturing Co., ADR                                                             1,143,560
                   TECHNOLOGY HARDWARE & EQUIPMENT--1.1%
       224,000     Delta Electronics, Inc.                                                                                   868,270
                      TOTAL TAIWAN, PROVINCE OF CHINA                                                                      2,011,830
                   TURKEY--1.7%
                   BANKS--1.7%
       180,000     Akbank T.A.S.                                                                                           1,371,997
                   UNITED KINGDOM--14.9%
                   BANKS--1.9%
        83,000     HSBC Holdings PLC                                                                                       1,536,002
                   COMMERCIAL SERVICES & SUPPLIES--2.2%
       202,000     Serco Group PLC                                                                                         1,715,160
                   FOOD, BEVERAGE & TOBACCO--1.5%
        54,600     Diageo PLC                                                                                              1,199,781
                   HOUSEHOLD & PERSONAL PRODUCTS--1.6%
        21,000     Reckitt Benckiser PLC                                                                                   1,233,982
                   MATERIALS--3.1%
        16,400     Anglo American PLC                                                                                      1,103,603
        15,000     Rio Tinto PLC                                                                                           1,297,572
                      TOTAL                                                                                                2,401,175
                   MEDIA--1.3%
        77,000     WPP Group PLC                                                                                           1,042,927
                   PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES--1.5%
        49,000     Shire PLC                                                                                               1,204,049
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8%
       458,700     ARM Holdings PLC                                                                                        1,445,289
                      TOTAL UNITED KINGDOM                                                                                11,778,365
                      TOTAL COMMON STOCKS (IDENTIFIED COST $62,676,906)                                                   74,431,025
                   PREFERRED STOCKS--3.1%
                   BRAZIL--1.6%
                   MEDIA--1.6%
        79,057     Net Servicos de Comunicacao SA                                                                          1,296,483
                   GERMANY, FEDERAL REPUBLIC OF--1.5%
                   HEALTH CARE EQUIPMENT & SERVICES--1.5%
        15,000     Fresenius SE, Pfd. $0.58, Annual Dividend                                                               1,167,211
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,107,717)                                                  2,463,694
                   REPURCHASE AGREEMENT--0.6%
  $                Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which Deutsche         489,000
       489,000     Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162.
                      TOTAL INVESTMENTS-97.7%                                                                             77,383,719
                      (IDENTIFIED COST $65,273,623)2
                      OTHER ASSETS AND LIABILITIES - NET-2.3%                                                              1,786,580
                      TOTAL NET ASSETS-100%                                                                             $ 79,170,299

1    Non-income producing security.

2 At September 30, 2007, the cost of investments for federal tax purposes was $65,273,623. The net unrealized appreciation of investments for federal tax purposes was $12,110,096. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,911,896 and net unrealized depreciation from investments for those securities having an excess of cost over value of $801,800.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
* for investments in other open-end registered investment companies, based on net asset value (NAV);
* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
* prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
* for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
* for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt










FEDERATED KAUFMANN FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                     COMMON STOCKS-79.1%
                     CONSUMER DISCRETIONARY-6.7%
         5,500 1,2,3 B2W Companhia Global Do Varejo, GDR                                                               $     519,035
         2,000       Bajaj Auto Ltd.                                                                                         126,984
        40,500       Belle International Holdings                                                                             53,348
        64,900       Bharat Forge Ltd.                                                                                       465,811
        19,600     1 Central European Media Enterprises Ltd., Class A                                                      1,797,516
        33,900     1 Cia Hering                                                                                              192,155
         8,000     1 Clear Channel Outdoor Holdings, Inc., Class A                                                           204,000
        32,500     1 Clear Media Ltd.                                                                                         35,954
         7,700       D. R. Horton, Inc.                                                                                       98,637
         5,500     1 Dick's Sporting Goods, Inc.                                                                             369,325
        21,000     1 Dolan Media Co.                                                                                         510,300
        29,600     1 Ford Motor Co.                                                                                          251,304
         7,300       General Motors Corp.                                                                                    267,910
       173,300     1 Huabao International Holdings Ltd.                                                                      156,272
         9,600     1 Iconix Brand Group, Inc.                                                                                228,384
         7,700       Kangwon Land, Inc.                                                                                      227,163
         8,400     1 Kohl's Corp.                                                                                            481,572
         6,300     1 Lamar Advertising Co.                                                                                   308,511
         9,300     1 Lodgenet Entertainment                                                                                  235,848
         5,600   1,4 Lululemon Athletica, Inc.                                                                               235,368
         6,100     1 Maruti Suzuki India Ltd.                                                                                152,785
        12,300       National CineMedia, Inc.                                                                                275,520
        12,400     1 O'Reilly Automotive, Inc.                                                                               414,284
         6,000       Orient-Express Hotel Ltd.                                                                               307,620
        24,300       PetSmart, Inc.                                                                                          775,170
        42,600 1,2,3 Piaggio & C. SpA                                                                                        173,125
        10,000     1 Wet Seal, Inc., Class A                                                                                  38,700
        10,700     1 hhgregg, Inc.                                                                                           112,350
                        TOTAL                                                                                              9,014,951
                     CONSUMER STAPLES--0.3%
        48,300     1 China Flavors & Fragrances Co. Ltd.                                                                      24,977
        27,200       ITC Ltd.                                                                                                129,114
         3,600       Whole Foods Market, Inc.                                                                                176,256
                        TOTAL                                                                                                330,347
                     ENERGY--3.8%
        81,800     1 Dresser-Rand Group, Inc.                                                                              3,493,678
        14,995       Reliance Industries Ltd.                                                                                864,383
        27,300       Spectra Energy Corp.                                                                                    668,304
                        TOTAL                                                                                              5,026,365
                     FINANCIALS-16.8%
        28,236       3i Group PLC                                                                                            575,975
         7,400       Advance America Cash Advance, Inc.                                                                       78,958
         1,500       Alleghany Corp.                                                                                         609,000
        11,700       Apollo Investment Corp.                                                                                 243,360
        33,750       Brookfield Asset Management, Inc., Class A                                                            1,299,375
        90,200     1 CB Richard Ellis Services, Inc.                                                                       2,511,168
        12,000       Calamos Asset Management, Inc.                                                                          338,760
        17,000     1 China Aoyuan Property Group Ltd.                                                                         11,371
       236,600     1 China Properties Group Ltd.                                                                             153,090
        80,344     1 DLF Ltd.                                                                                              1,535,100
         8,200   1,4 E-House China Holdings Ltd., ADR                                                                        187,780
         5,000     4 Fortress Investment Group LLC, Class A                                                                  106,600
        46,900       Housing Development Finance Corp. Ltd.                                                                2,977,425
        48,000       ICICI Bank Ltd.                                                                                       1,277,109
        15,800       ICICI Bank Ltd., ADR                                                                                    832,976
        13,200       James River Group, Inc.                                                                                 427,680
        38,200       Loews Corp.                                                                                           1,846,970
        22,200     1 MBF Healthcare Acquisition Corp.                                                                        184,815
         1,600     1 Markel Corp.                                                                                            774,400
        30,100       Nuveen Investments, Class A                                                                           1,864,394
        62,100     1 People's United Financial, Inc.                                                                       1,073,088
        26,600     1 Philadelphia Consolidated Holding Corp.                                                               1,099,644
         7,200       Power Corp. of Canada                                                                                   288,536
        11,500       Progressive Corp., OH                                                                                   223,215
        11,600     1 RHJ International                                                                                       210,898
           560       SFCG Co. Ltd.                                                                                            78,443
        57,100       Shun Tak Hldgs                                                                                           91,961
        22,800     1 Sino-Ocean Land Holdings Ltd.                                                                            32,262
        60,200       Unitech Ltd.                                                                                            464,710
         1,600       White Mountains Insurance Group, Inc.                                                                   831,600
       141,200 1,2,3 Yanlord Land Group Ltd.                                                                                 351,693
                        TOTAL                                                                                             22,582,356
                     HEALTH CARE-13.9%
         2,500     1 Abaxis, Inc.                                                                                             56,125
         2,400       Abbott Laboratories                                                                                     128,688
        23,200     1 Accelrys, Inc.                                                                                          158,920
         4,000     1 Advanced Medical Optics, Inc.                                                                           122,360
         1,400     1 Alexza Pharmaceuticals, Inc.                                                                             12,124
        46,200     1 Alkermes, Inc.                                                                                          850,080
        36,200       Allergan, Inc.                                                                                        2,333,814
         2,500     1 Allscripts Healthcare Solutions, Inc.                                                                    67,575
         7,800     1 Alnylam Pharmaceuticals, Inc.                                                                           255,606
        24,100     1 Anadys Pharmaceuticals, Inc.                                                                             49,405
        14,400     1 Anesiva, Inc.                                                                                            82,656
         3,000     1 Animal Health International, Inc.                                                                        33,390
        28,400     1 Arena Pharmaceuticals, Inc.                                                                             310,980
         1,300     1 Athenahealth, Inc.                                                                                       44,083
        34,452     1 Auxilium Pharmaceutical, Inc.                                                                           726,248
         4,700 1,2,3 Avalon Pharmaceuticals, Inc.                                                                             26,790
         7,600     1 Avalon Pharmaceuticals, Inc.                                                                             43,320
         1,900     1 Avalon Pharmaceuticals, Inc., Warrants                                                                    6,336
         2,000       Aventis Pharma Ltd.                                                                                      58,849
        34,800     1 Avigen, Inc.                                                                                            187,920
        18,500     1 BioMarin Pharmaceutical, Inc.                                                                           460,650
         1,500     1 BioMimetic Therapeutics, Inc.                                                                            20,010
        24,500     1 Bioenvision, Inc.                                                                                       129,360
         6,100     1 Cepheid, Inc.                                                                                           139,080
         3,400     1 Chindex International, Inc.                                                                              82,076
        40,600     1 Conceptus, Inc.                                                                                         770,588
        23,900     1 Cubist Pharmaceuticals, Inc.                                                                            505,007
        13,635     1 Cyclacel Pharmaceuticals, Inc.                                                                           75,947
         7,909     1 Cyclacel Pharmaceuticals, Inc., Warrants                                                                 27,297
        29,700     1 Cytokinetics, Inc.                                                                                      152,064
        15,800     1 Cytyc Corp.                                                                                             752,870
         5,900     1 Durect Corp.                                                                                             32,332
        55,300     1 Dyax Corp.                                                                                              199,080
        86,100     1 Dynavax Technologies Corp.                                                                              369,369
        49,800     1 Endo Pharmaceuticals Holdings, Inc.                                                                   1,544,298
       110,800     1 Endologix, Inc.                                                                                         436,552
        12,400     1 Enzon, Inc.                                                                                             109,244
        30,241     1 Favrille, Inc.                                                                                           92,235
        13,308     1 Favrille, Inc.                                                                                           40,589
         4,658     1 Favrille, Inc., Warrants                                                                                  5,914
        18,400     1 GTX, Inc.                                                                                               299,552
         3,600       GlaxoSmithkline Pharmaceuticals Ltd.                                                                    100,734
        36,852     1 Illumina, Inc.                                                                                        1,911,882
        10,400   1,4 Immunicon Corp.                                                                                          12,064
        28,100     1 Incyte Genomics, Inc.                                                                                   200,915
        12,400     1 Insulet Corp.                                                                                           269,700
        94,900     1 Isis Pharmaceuticals, Inc.                                                                            1,420,653
        17,157     1 Isolagen, Inc.                                                                                           45,638
        40,900     1 Kosan Biosciences, Inc.                                                                                 204,909
         8,600     1 Kyphon, Inc.                                                                                            602,000
         7,800     1 Labopharm, Inc.                                                                                          13,182
         1,000     1 Masimo Corp.                                                                                             25,660
        20,900     1 Medarex, Inc.                                                                                           295,944
        30,000     1 Medicines Co.                                                                                           534,300
        35,500     1 Metabasis Therapeutics, Inc.                                                                            103,660
        20,800   1,4 Momenta Pharmaceuticals, Inc.                                                                           236,912
       283,100     1 Monogram Biosciences, Inc.                                                                              404,833
        48,274     1 Neurocrine Biosciences, Inc.                                                                            482,740
        11,600     1 Neurogen Corp.                                                                                           51,504
        12,100     1 NeurogesX, Inc.                                                                                         106,238
         5,500     1 Neurometrix, Inc.                                                                                        48,015
         1,600 1,2,3 Newron Pharmaceuticals SpA                                                                               87,885
         5,900     1 Nighthawk Radiology Holdings, Inc.                                                                      144,609
        22,700     1 NxStage Medical, Inc.                                                                                   328,923
        20,300     1 OSI Pharmaceuticals, Inc.                                                                               689,997
         5,100     1 Pain Therapeutics, Inc.                                                                                  47,685
        16,100     1 Pharmacopeia, Inc.                                                                                       92,092
         2,350     1 Pharmacopeia, Inc., Warrants                                                                              6,487
        11,100     1 Pharmacyclics, Inc.                                                                                      25,530
         3,000     1 Pharmion Corp.                                                                                          138,420
         4,400     1 Poniard Pharmaceuticals, Inc.                                                                            24,948
        16,700     1 Progenics Pharmaceuticals, Inc.                                                                         369,237
        14,600     1 Regeneron Pharmaceuticals, Inc.                                                                         259,880
        11,300     1 SXC Health Solutions Corp.                                                                              181,026
        30,900       Schering Plough Corp.                                                                                   977,367
         3,800     1 Sirtris Pharmaceuticals, Inc.                                                                            64,904
        22,200     1 Stereotaxis, Inc.                                                                                       306,138
         6,000     1 Sun Pharmaceutical Industries Ltd.                                                                       11,331
         6,000       Sun Pharmaceutical Industries Ltd.                                                                      146,509
         2,900     1 Thermage, Inc.                                                                                           20,532
         3,600     1 VCA Antech, Inc.                                                                                        150,300
        10,911       Vasogen, Inc. Warrants                                                                                        0
        43,642     1 Vasogen, Inc., Warrants                                                                                   6,133
        22,400     1 Vical, Inc.                                                                                             109,536
       121,200     1 Warner Chilcott Ltd., Class A                                                                         2,153,724
         2,800     1 WuXi PharmaTech Cayman, Inc., ADR                                                                        78,960
                        TOTAL                                                                                             25,293,019
                     INDUSTRIALS-11.1%
         9,100     1 Aecom Technology Corp.                                                                                  317,863
        35,700       Asea Brown Boveri Ltd.                                                                                1,158,419
        32,700       Bharat Heavy Electricals Ltd.                                                                         1,669,897
        17,400       CLARCOR, Inc.                                                                                           595,254
         6,000       Caterpillar, Inc.                                                                                       470,580
       199,200       China Metal International Ho                                                                             68,929
        15,500     1 CoStar Group, Inc.                                                                                      828,475
        10,700     1 Copart, Inc.                                                                                            367,973
        31,280       Crompton Greaves Ltd.                                                                                   262,188
         6,400       Embraer - Empresa Brasileira de Aeronautica S/A, ADR                                                    281,088
        17,700       Expeditors International Washington, Inc.                                                               837,210
         6,000       FedEx Corp.                                                                                             628,500
        11,000     1 First Solar, Inc.                                                                                     1,295,140
        10,550       Forward Air Corp.                                                                                       314,179
         9,100     1 HireRight, Inc.                                                                                          94,185
        14,700     1 IHS, Inc., Class A                                                                                      830,403
        11,500     1 Innovative Solutions and Support, Inc.                                                                  218,155
         9,575     1 Interline Brands, Inc.                                                                                  220,129
        12,500     1 Kansas City Southern Industries, Inc.                                                                   402,125
        16,525       Kuehne & Nagel International AG                                                                       1,626,597
         3,500   1,4 LG Philips LCD Co. Ltd., ADR                                                                             83,790
         7,300       Landstar System, Inc.                                                                                   306,381
         6,200       Macquarie Infrastructure Co. LL                                                                         239,258
        68,566       Max India Ltd.                                                                                          414,003
        33,000 1,2,3 Nagarjuna Construction Co. Ltd., GDR                                                                    209,550
        15,200     1 NuCo2, Inc.                                                                                             391,248
         1,200       Pacer International, Inc.                                                                                22,860
         2,400       Panalpina Welttransport Holding AG                                                                      399,914
        15,500     1 Ryanair Holdings PLC, ADR                                                                               643,405
         5,200       Ryder System, Inc.                                                                                      254,800
        11,000     4 Simpson Manufacturing Co., Inc.                                                                         350,350
        30,300     1 Spirit Aerosystems Holdings, Inc., Class A                                                            1,179,882
        11,800       TNT NV                                                                                                  494,690
         8,000     1 TeleTech Holdings, Inc.                                                                                 191,280
         5,400     1 TransDigm Group, Inc.                                                                                   246,834
         4,500       Trinity Industries, Inc.                                                                                168,930
        24,100       UTI Worldwide, Inc.                                                                                     553,818
                        TOTAL                                                                                             18,638,282
                     INFORMATION TECHNOLOGY-18.8%
        12,000     1 Access Integrated Technology, Inc., Class A                                                              67,200
         5,600     1 Amdocs Ltd.                                                                                             208,264
           200     1 Anadigics, Inc.                                                                                           3,616
        14,400     1 Autodesk, Inc.                                                                                          719,568
         8,800     1 Blackboard, Inc.                                                                                        403,392
        16,100     1 CSR PLC                                                                                                 211,973
        22,300     1 Compugroup Holding AG                                                                                   469,031
        34,600     1 Comverse Technology, Inc.                                                                               685,080
         9,100     1 DST Systems, Inc.                                                                                       780,871
         4,400     1 Eagle Test Systems, Inc.                                                                                 56,408
         4,800     1 Euronet Worldwide, Inc.                                                                                 142,896
        10,200     1 Genpact Ltd.                                                                                            172,890
        14,100     1 Himax Technologies, Inc., ADR                                                                            57,246
         9,000     1 Iron Mountain, Inc.                                                                                     274,320
        12,000     1 Jupitermedia Corp.                                                                                       75,960
         9,900     1 LDK Solar Co. Ltd., ADR                                                                                 682,110
        40,000     1 MEMC Electronic Materials, Inc.                                                                       2,354,400
        42,700     1 Magma Design Automation                                                                                 600,789
         9,000   1,4 Mastercard, Inc.                                                                                      1,331,730
        26,500     1 Microsemi Corp.                                                                                         738,820
        26,700     1 NIC, Inc.                                                                                               185,298
        53,400     1 ON Semiconductor Corp.                                                                                  670,704
        12,300     1 Online Resources Corp.                                                                                  155,472
        11,400     1 Oracle Corp.                                                                                            246,810
        34,700     1 Parametric Technology Corp.                                                                             604,474
         4,800 1,2,3 Redecard SA, GDR                                                                                        178,128
         2,900     1 SI International, Inc.                                                                                   82,853
        37,500     1 Silicon Image, Inc.                                                                                     193,125
        26,600     1 Solera Holdings, Inc.                                                                                   478,534
        45,100     1 Spansion, Inc.                                                                                          381,095
        18,300     1 TNS, Inc.                                                                                               293,898
        19,600     1 ValueClick, Inc.                                                                                        440,216
        11,600     1 Veraz Networks, Inc.                                                                                     81,432
         3,900   1,4 WebMD Health Corp., Class A                                                                             203,190
        16,200     1 eBay, Inc.                                                                                              632,124
                        TOTAL                                                                                             14,863,917
                     MATERIALS--2.1%
         9,700   2,3 Allen-Vanguard Corp.                                                                                     92,646
        31,647       Cemex S.A. de C.V., ADR                                                                                 946,878
       209,400     1 Lee & Man Paper Manufacturing Ltd.                                                                      905,065
       143,100       Nine Dragons Paper Holdings Ltd.                                                                        447,311
       448,000       Sinofert Holdings Ltd.                                                                                  352,114
       178,200     1 TPI Polene Co. Ltd.                                                                                      84,226
                        TOTAL                                                                                              2,828,240
                     TELECOMMUNICATION SERVICES--3.4%
       116,150     1 Bharti Airtel Ltd.                                                                                    2,739,825
        16,500       NTELOS Holdings Corp.                                                                                   486,090
         6,500     1 Neuf Cegetel                                                                                            284,456
        27,000     1 PAETEC Holding Corp.                                                                                    336,690
         7,200     1 Syniverse Holdings, Inc.                                                                                114,480
        29,000     1 Time Warner Telecom, Inc.                                                                               637,130
                        TOTAL                                                                                              4,598,671
                     UTILITIES--2.2%
         2,400     1 BF Utilities Ltd.                                                                                       144,129
        34,200     1 China Resources Power Holdings Co. Ltd.                                                                 105,805
         2,400       Consolidated Water Co.                                                                                   72,048
        10,600       Dominion Resources, Inc.                                                                                893,580
        12,200       ITC Holdings Corp.                                                                                      604,510
       178,900       NTPC Ltd.                                                                                               873,455
     1,884,200     1 PNOC Energy Development Corp.                                                                           267,677
        39,614     1 Power Grid Corp. of India Ltd.                                                                           51,695
                        TOTAL                                                                                              3,012,899
                        TOTAL COMMON STOCKS                                                                              106,189,047
                        (IDENTIFIED COST $71,872,587)
                     CORPORATE BONDS--0.4%
                     HEALTH CARE-0.2%
  $    200,000   2,3 Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027                                               210,070
                     INFORMATION TECHNOLOGY--0.2%
       265,000   2,3 BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025                                                        246,589
                        TOTAL CORPORATE BONDS                                                                                456,659
                        (IDENTIFIED COST $550,075)
                     CORPORATE NOTES--0.0%
                     HEALTH CARE--0.0%
        22,000   2,3 Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026                                                            8,932
                     INFORMATION TECHNOLOGY--0.0%
        50,000       Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027                                                            55,351
                        TOTAL CORPORATE NOTES                                                                                 64,283
                        (IDENTIFIED COST $72,000)
                     PREFERRED STOCK--0.5%
                     FINANCIALS--0.5%
         1,800     1 Alleghany Corp., Conv. Pfd. (IDENTIFIED COST $476,280)                                                  667,951
                     REPURCHASE AGREEMENTS-16.9%
  $ 20,262,000       Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which             20,262,000
                     Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007.  The market value of the underlying securities at the end of the period was $1,638,545,162.
     2,374,000       Interest in $3,000,000,000 joint repurchase agreement 5.12%, dated 9/28/2007 under which ING          2,374,000
                     Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2042 for $3,001,280,000 on 10/1/2007.  The market value of the underlying securities at the end of the period was $3,087,448,089 (purchased with proceeds from securities lending collateral).
                        TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             22,636,000
                        TOTAL INVESTMENTS - 96.9%                                                                        130,013,940
                        (IDENTIFIED COST $95,606,942)5
                        OTHER ASSETS AND LIABILITIES - NET - 3.1%                                                          4,169,695
                        TOTAL NET ASSETS - 100%                                                                        $ 134,183,635

1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $2,104,443, which represented 1.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At September 30, 2007, these liquid restricted securities amounted to $2,104,443, which represented 1.6% of total net assets.

4    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of September 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

   MARKET VALUE OF SECURITIES LOANED       MARKET VALUE OF COLLATERAL
    $2,268,379                              $2,374,000

5 At September 30, 2007, the cost of investments for federal tax purposes was $95,606,942. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $34,406,998. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,636,517 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,229,519.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depository Receipt








FEDERATED MARKET OPPORTUNITY FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

    SHARES OR                                                                                                               VALUE IN
    PRINCIPAL                                                                                                           U.S. DOLLARS
    AMOUNT
                   COMMON STOCKS-25.0%
                   CONSUMER DISCRETIONARY--3.9%
         3,000     Jones Apparel Group, Inc.                                                                          $       63,390
         2,500   1 Office Depot, Inc.                                                                                         51,550
         1,400     Sankyo Co. Ltd.                                                                                            56,675
         2,500     Sega Sammy Holdings, Inc.                                                                                  33,300
                      TOTAL                                                                                                  204,915
                   CONSUMER STAPLES--0.4%
         2,500     Tate & Lyle                                                                                                20,588
                   ENERGY--7.0%
         1,000     BJ Services Co.                                                                                            26,550
         5,500     Canetic Resources Trust                                                                                    84,260
         1,000     Cimarex Energy Co.                                                                                         37,250
         3,400     Patterson-UTI Energy, Inc.                                                                                 76,738
         4,500     Pengrowth Energy Trust                                                                                     84,331
         1,800     Penn West Energy Trust                                                                                     55,926
                      TOTAL                                                                                                  365,055
                   FINANCIALS--0.9%
         2,500     Progressive Corp., OH                                                                                      48,525
                   HEALTH CARE--1.7%
         1,400   1 Forest Laboratories, Inc., Class A                                                                         52,206
           600     Johnson & Johnson                                                                                          39,420
                      TOTAL                                                                                                   91,626
                   INFORMATION TECHNOLOGY--3.0%
         2,300     Electronic Data Systems Corp.                                                                              50,232
         1,200   1 Lexmark International Group, Class A                                                                       49,836
         2,900   1 Symantec Corp.                                                                                             56,202
                      TOTAL                                                                                                  156,270
                   MATERIALS--6.8%
         6,700     Gold Fields Ltd., ADR                                                                                     121,203
         5,200     Goldcorp, Inc., Class A                                                                                   158,912
         1,700     Harmony Gold Mining Co. Ltd., ADR                                                                          20,247
         6,500     IAMGOLD Corp.                                                                                              56,355
                      TOTAL                                                                                                  356,717
                   TELECOMMUNICATION SERVICES--1.3%
            47     NTT DoCoMo, Inc.                                                                                           67,105
                      TOTAL COMMON STOCKS (IDENTIFIED COST $1,277,815)                                                     1,310,801
                   CORPORATE BOND--1.8%
                   FINANCIALS--1.8%
  $ 11,000,000     International Bank Recon & Develop, Series 670, 2.00%, 2/18/2008                                           96,200
                   (IDENTIFIED COST $89,781)
                   GOVERNMENT AGENCY--1.7%
                   FINANCIALS--1.7%
    10,000,000     Federal National Mortgage Association, Sr. Note, 2.125%, 10/9/2007                                         87,074
                   (IDENTIFIED COST $81,873)
                   PURCHASED PUT OPTIONS-3.6%
            35   1 Amazon.com, Inc., Strike Price $60, Expiration Date 1/19/2008                                               2,625
            45   1 Amex Select Index; Strike Price $39, Expiration Date 12/22/2007                                            21,375
            20   1 iShares MSCI Emerging Market Index; Strike Price $135, Expiration Date 12/22/2007                           8,900
            44   1 iShares MSCI Germany, Strike Price $35, Expiration Date 1/19/2008                                           9,900
            11   1 Las Vegas Sands Corp., Strike Price $105, Expiration Date 1/19/2008                                         4,345
             5   1 Midcap SPDR Trust Series 1, Strike Price $170, Expiration Date 1/19/2008                                    5,475
            30   1 Powershares QQQ NASDAQ 100 Shares, Strike Price $55, Expiration Date 1/19/2008                             11,745
            18   1 Research in Motion Ltd., Strike Price $77, Expiration Date 1/19/2008                                        5,031
             4   1 Russell 2000 Index; Strike Price $840, Expiration Date 12/22/2007                                          19,900
            30   1 Sandisk Corp., Strike Price $55, Expiration Date 1/19/2008                                                 14,250
            12   1 S&P 500 Index; Strike Price $1550, Expiration Date 12/22/2007                                              64,320
             4   1 S&P 500 Index; Strike Price $1500, Expiration Date 3/22/2008                                               21,600
                      TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $347,821)                                                 189,466
                   REPURCHASE AGREEMENTS--69.7%
  $  1,200,000     Interest in $2,800,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which BNP            1,200,000
                   Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for $2,801,190,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $2,862,658,979.
     1,200,000     Interest in $500,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which                  1,200,000
                   Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $500,212,500 on 10/1/2007. The market value of the underlying securities at the end of the period was $513,008,798.
     1,251,000     Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which                1,251,000
                   Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162.
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                3,651,000
                      TOTAL INVESTMENTS --- 101.8%                                                                         5,334,541
                      (IDENTIFIED COST $5,448,290)2
                      OTHER ASSETS AND LIABILITIES --- NET --- (1.8)%                                                       (94,248)
                      TOTAL NET ASSETS --- 100%                                                                       $    5,240,293

1    Non-income producing security.


2 At September 30, 2007, the cost of investments for federal tax purposes was $5,448,932. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $114,391. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $98,411 and net unrealized depreciation from investments for those securities having an excess of cost over value of $212,802.


 At September 30, 2007, the Fund had outstanding foreign exchange contracts as follows:
 SETTLEMENT DATE                               IN EXCHANGE FOR CONTRACTS AT VALUE UNREALIZED APPRECIATION/
                      FOREIGN CURRENCY                                                      (DEPRECIATION)
                      UNITS TO DELIVER/RECEIVE
 CONTRACTS PURCHASED:
 10/1/2007            6,469,844 Japanese Yen       $56,035          $56,325                           $290
 10/31/2007           109,247 Swiss Franc          $89,559          $94,081                         $4,522
 10/31/2007           109,963 Swiss Franc          $90,399          $94,697                         $4,298
 10/31/2007           212,857 Swiss Franc         $176,130          $183,306                        $7,176
 CONTRACTS SOLD:
 2/27/2007            425 Canadian Dollar           $361              $427                           $(66)
 NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                         $16,220

    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED MID CAP GROWTH STRATEGIES FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                COMMON STOCKS--98.8%
                CONSUMER DISCRETIONARY--15.4%
      2,200     Abercrombie & Fitch Co., Class A                                                                        $    177,540
      5,600     Arbitron, Inc.                                                                                               253,904
      6,600   1 Coach, Inc.                                                                                                  311,982
     22,409   1 Collective Brands, Inc.                                                                                      494,343
      6,700     Darden Restaurants, Inc.                                                                                     280,462
     11,000   1 GSI Commerce, Inc.                                                                                           292,600
      9,100   1 GameStop Corp.                                                                                               512,785
      3,200     Garmin Ltd.                                                                                                  382,080
      9,600   1 Gymboree Corp.                                                                                               338,304
      2,900   1 MGM Mirage                                                                                                   259,376
      5,400     Mens Wearhouse, Inc.                                                                                         272,808
      9,700     Nordstrom, Inc.                                                                                              454,833
      6,100     Omnicom Group, Inc.                                                                                          293,349
      8,600     Penney (J.C.) Co., Inc.                                                                                      544,982
      5,900     Polo Ralph Lauren Corp., Class A                                                                             458,725
     12,000   1 Saks, Inc.                                                                                                   205,800
     11,700     Snap-On, Inc.                                                                                                579,618
      4,000     Starwood Hotels & Resorts Worldwide, Inc.                                                                    243,000
     11,900     TJX Cos., Inc.                                                                                               345,933
                   TOTAL                                                                                                   6,702,424
                CONSUMER STAPLES--4.7%
     12,700     Archer-Daniels-Midland Co.                                                                                   420,116
      9,100     Avon Products, Inc.                                                                                          341,523
      7,200     Campbell Soup Co.                                                                                            266,400
      4,200     Estee Lauder Cos., Inc., Class A                                                                             178,332
      5,100     Pilgrim's Pride Corp.                                                                                        177,123
      7,100   1 Smithfield Foods, Inc.                                                                                       223,650
      9,400     Walgreen Co.                                                                                                 444,056
                   TOTAL                                                                                                   2,051,200
                ENERGY--9.5%
      3,500     Apache Corp.                                                                                                 315,210
      7,900     CONSOL Energy, Inc.                                                                                          368,140
      9,900     Chesapeake Energy Corp.                                                                                      349,074
      4,500     EOG Resources, Inc.                                                                                          325,485
      8,000   1 FMC Technologies, Inc.                                                                                       461,280
      7,900   1 Grant Prideco, Inc.                                                                                          430,708
      7,600     Helmerich & Payne, Inc.                                                                                      249,508
      2,700   1 National-Oilwell, Inc.                                                                                       390,150
      4,700     Noble Corp.                                                                                                  230,535
      7,600   1 Southwestern Energy Co.                                                                                      318,060
      5,400     Tesoro Petroleum Corp.                                                                                       248,508
      6,900   1 Weatherford International Ltd.                                                                               463,542
                   TOTAL                                                                                                   4,150,200
                FINANCIALS--7.2%
      5,700     Ace Ltd.                                                                                                     345,249
      3,200   1 Affiliated Managers Group                                                                                    408,032
      3,500   1 Arch Capital Group Ltd.                                                                                      260,435
      7,800   1 CB Richard Ellis Services, Inc.                                                                              217,152
     10,700     Commerce Bancorp, Inc.                                                                                       414,946
      2,200     Nymex Holdings Inc.                                                                                          286,396
      7,900     Prologis                                                                                                     524,165
      2,300     RenaissanceRe Holdings Ltd.                                                                                  150,443
      9,300     T. Rowe Price Group, Inc.                                                                                    517,917
                   TOTAL                                                                                                   3,124,735
                HEALTH CARE--12.7%
      7,100     Allergan, Inc.                                                                                               457,737
      4,200     Becton, Dickinson & Co.                                                                                      344,610
     15,100   1 BioMarin Pharmaceutical, Inc.                                                                                375,990
      5,500   1 Celgene Corp.                                                                                                392,205
      5,100   1 Cephalon, Inc.                                                                                               372,606
     22,600   1 Elan Corp. PLC, ADR                                                                                          475,504
      7,800   1 Express Scripts, Inc., Class A                                                                               435,396
      3,500   1 Forest Laboratories, Inc., Class A                                                                           130,515
     39,100   1 Isis Pharmaceuticals, Inc.                                                                                   585,327
      3,400     McKesson HBOC, Inc.                                                                                          199,886
      3,700   1 Medco Health Solutions, Inc.                                                                                 334,443
     10,800   1 Momenta Pharmaceuticals, Inc.                                                                                123,012
      8,100   1 Myriad Genetics, Inc.                                                                                        422,415
      4,800     Shire PLC, ADR                                                                                               355,104
      5,100   1 St. Jude Medical, Inc.                                                                                       224,757
     15,500   1 Thoratec Laboratories Corp.                                                                                  320,695
                   TOTAL                                                                                                   5,550,202
                INDUSTRIALS--18.4%
      3,400   1 Alliant Techsystems, Inc.                                                                                    371,620
     13,500   1 BE Aerospace, Inc.                                                                                           560,655
     11,900     Chicago Bridge & Iron Co., N.V.                                                                              512,414
      6,100     Flowserve Corp.                                                                                              464,698
      2,200     Fluor Corp.                                                                                                  316,756
      2,900   1 Foster Wheeler Ltd.                                                                                          380,712
      5,200   1 General Cable Corp.                                                                                          349,024
     17,100     Harsco Corp.                                                                                               1,013,517
     15,600   1 Hexcel Corp.                                                                                                 354,276
      4,200   1 Jacobs Engineering Group, Inc.                                                                               317,436
      4,100     Norfolk Southern Corp.                                                                                       212,831
      3,800     Precision Castparts Corp.                                                                                    562,324
      8,800     Rockwell Collins                                                                                             642,752
     14,900   1 Shaw Group, Inc.                                                                                             865,690
      4,700     Textron Inc.                                                                                                 292,387
      7,800   1 Thomas & Betts Corp.                                                                                         457,392
      6,500   1 URS Corp.                                                                                                    366,925
                   TOTAL                                                                                                   8,041,409
                INFORMATION TECHNOLOGY--21.0%
     10,206   1 Acme Packet, Inc.                                                                                            157,376
     34,700   1 Activision, Inc.                                                                                             749,173
     10,400   1 Adobe Systems, Inc.                                                                                          454,064
     17,300   1 Akamai Technologies, Inc.                                                                                    497,029
     12,500   1 Amdocs Ltd.                                                                                                  464,875
     17,300   1 Ansys, Inc.                                                                                                  591,141
     15,500   1 BEA Systems, Inc.                                                                                            214,985
      9,300   1 Broadcom Corp.                                                                                               338,892
     21,000   1 Cadence Design Systems, Inc.                                                                                 465,990
      7,900   1 Cognizant Technology Solutions Corp.                                                                         630,183
      5,300   1 CommScope, Inc.                                                                                              266,272
     25,100     Corning, Inc.                                                                                                618,715
      6,400   1 FormFactor, Inc.                                                                                             283,968
     26,700   1 Gartner Group, Inc., Class A                                                                                 653,082
      8,800     KLA-Tencor Corp.                                                                                             490,864
     13,700     Linear Technology Corp.                                                                                      479,363
     11,700   1 Marvell Technology Group Ltd.                                                                                191,529
     10,100   1 NVIDIA Corp.                                                                                                 366,024
      7,600   1 Network Appliance, Inc.                                                                                      204,516
      7,900     Paychex, Inc.                                                                                                323,900
      8,900   1 Salesforce.com Inc.                                                                                          456,748
     28,500   1 Tellabs, Inc.                                                                                                271,320
                   TOTAL                                                                                                   9,170,009
                MATERIALS--7.1%
      6,100     Agrium, Inc.                                                                                                 331,718
     25,700   1 Crown Holdings, Inc.                                                                                         584,932
      1,400     Martin Marietta Materials                                                                                    186,970
      6,200     Nucor Corp.                                                                                                  368,714
     15,200   1 Owens-Illinois, Inc.                                                                                         630,040
     11,200   1 Pactiv Corp.                                                                                                 320,992
      8,738     Teck Cominco Ltd., Class B                                                                                   416,890
      2,400     United States Steel Corp.                                                                                    254,256
                   TOTAL                                                                                                   3,094,512
                TELECOMMUNICATION SERVICES--2.8%
      7,100   1 American Tower Systems Corp.                                                                                 309,134
      4,500   1 Crown Castle International Corp.                                                                             182,835
      9,000   1 NII Holdings, Inc.                                                                                           739,350
                   TOTAL                                                                                                   1,231,319
                   TOTAL COMMON STOCKS                                                                                    43,116,010
                   (IDENTIFIED COST $34,568,976)
                REPURCHASE AGREEMENT--1.3%
  $ 559,000     Interest in $1,600,000,000 joint repurchase agreement, 5.10%, dated 9/28/2007 under which Deutsche           559,000
                Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
                1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162.
                (AT COST)
                   TOTAL INVESTMENTS - 100.1%                                                                             43,675,010
                   (IDENTIFIED COST $35,127,976)2
                   OTHER ASSETS AND LIABILITIES - NET - (0.1)%                                                              (61,167)
                   TOTAL NET ASSETS - 100%                                                                              $ 43,613,843

1    Non-income producing security.

2 At September 30, 2007, the cost of investments for federal tax purposes was $35,127,976. The net unrealized appreciation of investments for federal tax purposes was $8,547,034. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,282,451 and net unrealized depreciation from investments for those securities having an excess of cost over value of $735,417.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION
   Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle} for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

   Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





FEDERATED PRIME MONEY FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  ASSET-BACKED SECURITY--0.2%
                  FINANCE - AUTOMOTIVE--0.2%
  $   209,069   1 CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008                                          $    209,069
                  CERTIFICATES OF DEPOSIT--6.6%
                  BANKING--6.6%
      500,000     Bank of Scotland, Edinburgh, 5.310%, 5/23/2008                                                             500,000
    1,000,000     Barclays Bank PLC, 5.300% - 5.312%, 1/16/2008 - 5/22/2008                                                1,000,000
      500,000     Credit Suisse, Zurich, 5.290%, 4/11/2008                                                                   500,000
    4,500,000     Wilmington Trust Co., 5.325%, 10/17/2007 - 10/19/2007                                                    4,499,973
                      TOTAL CERTIFICATES OF DEPOSIT                                                                        6,499,973
                  COLLATERALIZED LOAN AGREEMENTS--16.2%
                  BANKING--6.1%
    4,000,000     Greenwich Capital Markets, Inc., 5.400%, 10/1/2007                                                       4,000,000
    2,000,000     WAMU Capital Corp., 5.450%, 10/1/2007                                                                    2,000,000
                      TOTAL                                                                                                6,000,000
                  BROKERAGE--10.1%
    2,000,000     Bear Stearns & Co., Inc., 5.500%, 10/1/2007                                                              2,000,000
    2,000,000     Citigroup Global Markets, Inc., 5.400%, 10/1/2007                                                        2,000,000
    2,000,000     Goldman Sachs & Co., 5.380%, 10/1/2007                                                                   2,000,000
    4,000,000     Lehman Brothers, Inc., 6.000%, 10/21/2007                                                                4,000,000
                      TOTAL                                                                                               10,000,000
                      TOTAL COLLATERALIZED LOAN AGREEMENTS                                                                16,000,000
                  COMMERCIAL PAPER --35.9%3
                  BANKING--4.1%
    4,000,000 1,2 Fountain Square Commercial Funding Corp., 5.200% - 5.250%, 10/9/2007 - 10/30/2007                        3,986,267
                  BROKERAGE--1.0%
    1,000,000     Goldman Sachs Group, Inc., 5.817%, 3/5/2008                                                              1,000,000
                  CONGLOMERATE--0.8%
      750,000     Textron Financial Corp., (Textron Inc. SA), 5.420%, 10/5/2007                                              749,548
                  FINANCE - AUTOMOTIVE--8.0%
    2,000,000     DRAC LLC (Series A1+/P1), 5.750%, 11/1/2007                                                              1,990,097
    2,000,000     DRAC LLC (Series A1/P1), 5.250%, 10/24/2007                                                              1,993,292
    1,000,000     FCAR Auto Loan Trust (Series A1+/P1), 5.200%, 10/26/2007                                                   996,389
    3,000,000     FCAR Auto Loan Trust (Series A1/P1), 5.090% - 5.220%, 1/16/2008 - 2/26/2008                              2,942,634
                      TOTAL                                                                                                7,922,412
                  FINANCE - COMMERCIAL--5.0%
    1,000,000     CIT Group, Inc., 5.210%, 10/24/2007                                                                        996,671
    4,000,000 1,2 Versailles CDS LLC, 5.300%, 11/14/2007 - 1/16/2008                                                       3,955,539
                      TOTAL                                                                                                4,952,210
                  FINANCE - RETAIL--9.4%
    4,500,000 1,2 Chariot Funding LLC, 5.250%, 10/22/2007 - 10/29/2007                                                     4,484,688
    3,000,000 1,2 Compass Securitization LLC, 5.500%, 10/24/2007                                                           2,989,458
    1,800,000     Countrywide Financial Corp., 5.280% - 5.550%, 10/5/2007 - 10/11/2007                                     1,798,040
                      TOTAL                                                                                                9,272,186
                  FINANCE - SECURITIES--6.8%
    2,000,000 1,2 Grampian Funding LLC, 5.035%, 3/18/2008                                                                  1,952,727
      750,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.250%, 4/21/2008                                       727,797
    4,000,000 1,2 Three Rivers Funding Corp., 5.650%, 10/1/2007                                                            4,000,000
                      TOTAL                                                                                                6,680,524
                  FOOD & BEVERAGE--0.8%
      750,000 1,2 H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 5.390%, 10/15/2007                                        748,428
                      TOTAL COMMERCIAL PAPER                                                                              35,311,575
                  CORPORATE BONDS--1.5%
                  FINANCE - RETAIL--1.5%
    1,500,000 1,2 SLM Corp., 5.800% - 5.806%, 4/14/2008 - 5/12/2008                                                        1,500,000
                  CORPORATE NOTES-6.9%
                  BANKING--3.5%
    1,500,000     Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008                                                         1,500,000
    1,000,000     First Tennessee Bank, N.A., 3.822%, 1/18/2008                                                              995,198
    1,000,000     Toronto Dominion Bank, 5.420%, 12/12/2007                                                                1,000,000
                      TOTAL                                                                                                3,495,198
                  BROKERAGE--1.0%
    1,000,000     Goldman Sachs Group, Inc., 5.730%, 2/29/2008                                                             1,000,000
                  FINANCE - SECURITIES--2.4%
      800,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.350% - 5.400%, 5/21/2008 - 6/16/2008                                    800,000
    1,500,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.355%, 10/12/2007 - 5/22/2008               1,499,999
                      TOTAL                                                                                                2,299,999
                      TOTAL CORPORATE NOTES                                                                                6,795,197
                  NOTES - VARIABLE --26.5%4
                  BANKING--18.4%
    1,500,000 1,2 Australia & New Zealand Banking Group, Melbourne, 5.668%, 10/5/2007                                      1,500,000
    2,000,000     BNP Paribas SA, 5.071%, 10/29/2007                                                                       1,997,508
    1,000,000 1,2 Bank of Scotland, Edinburgh, 5.810%, 10/9/2007                                                           1,000,000
    1,000,000 1,2 DePfa Bank PLC, 5.734%, 12/17/2007                                                                       1,000,010
    3,535,000     Home City Ice Co. & H.C. Transport (Series 2000), (U.S. Bank, N.A. LOC), 5.190%, 10/4/2007               3,535,000
    1,970,000     Kansas City, MO, Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance             1,970,000
                  Corp.), 5.159%, 10/4/2007
      955,000     Lancaster, PA, IDA, Snavely's Mill, Inc. (Series 2003 - B), (Fulton Bank LOC), 5.280%, 10/4/2007           955,000
    1,000,000     Marshall & Ilsley Bank, Milwaukee, 5.101%, 10/25/2007                                                    1,000,000
    2,000,000     National City Bank, 5.530%, 11/13/2007                                                                   2,000,000
      125,000     Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.298%, 10/4/2007                 125,000
    2,000,000     Wachovia Bank N.A., 5.330%, 10/3/2007                                                                    1,994,945
    1,000,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.743%, 10/16/2007                                                   1,000,000
                      TOTAL                                                                                               18,077,463
                  BROKERAGE--1.0%
    1,000,000     Merrill Lynch & Co., Inc., 5.276%, 10/24/2007                                                            1,000,000
                  FINANCE - RETAIL--0.5%
      500,000 1,2 Paradigm Funding LLC, 5.108%, 10/22/2007                                                                   499,985
                  FINANCE - SECURITIES--4.6%
    2,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 4.815% - 5.538%, 10/1/2007 - 11/15/2007                                 1,999,780
    2,500,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.815% - 5.520%, 10/1/2007                            2,499,941
                      TOTAL                                                                                                4,499,721
                  INSURANCE--2.0%
    2,000,000 1,2 Pacific Life Global Funding, 5.790%, 10/4/2007                                                           2,000,045
                      TOTAL NOTES - VARIABLE                                                                              26,077,214
                  REPURCHASE AGREEMENT--4.3%
    4,247,000     Interest in $4,650,000,000 joint repurchase agreement, 5.120%, dated 9/28/2007, under which              4,247,000
                  Citigroup Global Markets, Inc. will repurchase U.S. Government Agency Securities with various maturities to 6/25/2037 for 4,651,984,000 on 10/1/2007. The market value of the underlying securities at the end of the period was 4,770,714,695.
                      TOTAL INVESTMENTS - 98.1%                                                                           96,640,028
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 1.9%                                                            1,863,824
                      TOTAL NET ASSETS -100%                                                                            $ 98,503,852

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $38,353,733, which represented 38.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At September 30, 2007, these liquid restricted securities amounted to $38,144,664, which represented 38.7% of total net assets.

3    Discount rate at time of purchase.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2007, is as follows:

SECURITY                                 ACQUISTION DATE   ACQUISTION COST
CAL Securitization Trust 2007-1,
   Class A1, 5.424%, 7/15/2008           6/19/2007          $209,069


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 GTD --Guaranteed
 IDA --Industrial Development Authority
 INS --Insured
 LOC --Letter of Credit









FEDERATED QUALITY BOND FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  CORPORATE BONDS--95.5%
                  BASIC INDUSTRY - CHEMICALS--0.9%
  $ 1,970,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                           $   1,865,996
    1,300,000     Praxair, Inc., 3.95%, 6/1/2013                                                                           1,208,267
      895,000     Rohm & Haas Co., 6.00%, 9/15/2017                                                                          898,153
                      TOTAL                                                                                                3,972,416
                  BASIC INDUSTRY - METALS & MINING--4.1%
    1,480,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                       1,431,818
    2,050,000     BHP Finance (USA), Inc., 4.80%, 4/15/2013                                                                1,981,822
      930,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                                 933,015
    3,500,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                   3,336,860
    5,020,000 1,2 Codelco, Inc., 4.75%, 10/15/2014                                                                         4,753,739
    1,810,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                                1,592,720
    1,250,000     Noranda, Inc., 6.00%, 10/15/2015                                                                         1,249,176
    2,300,000     Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                                                2,309,240
    1,200,000 1,2 Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011                                             1,212,949
                      TOTAL                                                                                               18,801,339
                  BASIC INDUSTRY - PAPER--1.5%
    3,610,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                               3,865,144
      500,000     Westvaco Corp., 7.65%, 3/15/2027                                                                           530,359
    2,000,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                                               2,116,533
                      TOTAL                                                                                                6,512,036
                  CAPITAL GOODS - AEROSPACE & DEFENSE--1.8%
    1,005,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                               996,215
    1,500,000     Boeing Co., Note, 5.125%, 2/15/2013                                                                      1,490,894
      500,000     Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                                                 497,500
    3,200,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                             3,162,955
    1,800,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                         1,727,209
                      TOTAL                                                                                                7,874,773
                  CAPITAL GOODS - BUILDING MATERIALS--0.3%
    1,430,000     CRH America, Inc., 5.30%, 10/15/2013                                                                     1,376,336
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING--1.9%
    1,530,000     Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                                            1,640,925
    1,200,000     Emerson Electric Co., Note, 5.00%, 10/15/2008                                                            1,199,009
    2,300,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                                 2,404,750
    1,910,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                                 1,760,959
    1,275,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                              1,305,217
                      TOTAL                                                                                                8,310,860
                  CAPITAL GOODS - ENVIRONMENTAL--1.4%
    6,000,000     Waste Management, Inc., 7.375%, 8/1/2010                                                                 6,333,635
                  COMMUNICATIONS - MEDIA & CABLE--2.9%
    6,500,000     Comcast Corp., 7.125%, 6/15/2013                                                                         6,932,645
      750,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                         776,804
    3,450,000     Cox Communications, Inc., 7.125%, 10/1/2012                                                              3,660,212
    1,450,000 1,2 Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017                                               1,414,647
                      TOTAL                                                                                               12,784,308
                  COMMUNICATIONS - MEDIA NONCABLE--0.8%
      550,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                       578,333
    1,000,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                   1,159,299
    2,000,000     Univision Communications, Inc., Sr. Note, 3.50%, 10/15/2007                                              1,990,000
                      TOTAL                                                                                                3,727,632
                  COMMUNICATIONS - TELECOM WIRELESS--4.3%
    1,800,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                            2,288,656
    9,000,000     AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011                                                 9,729,565
    2,090,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                       2,088,223
    2,500,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                            2,748,524
      470,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                                       469,335
    1,740,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                              1,695,951
                      TOTAL                                                                                               19,020,254
                  COMMUNICATIONS - TELECOM WIRELINES--1.5%
      685,000     Embarq Corp., 6.738%, 6/1/2013                                                                             712,883
    3,000,000 1,2 KT Corp., Note, 5.875%, 6/24/2014                                                                        3,038,265
      540,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                        581,231
    2,360,000     Telefonica SA, Sr. Note, 5.855%, 2/4/2013                                                                2,398,415
                      TOTAL                                                                                                6,730,794
                  CONSUMER CYCLICAL - AUTOMOTIVE--3.9%
      750,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                             780,181
    8,150,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                     8,059,719
    2,650,000     DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008                               2,620,313
    1,800,000 1,2 Harley Davidson, Inc., 3.625%, 12/15/2008                                                                1,772,591
    1,000,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                       1,001,788
    2,840,000 1,2 Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                                          2,821,233
      540,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                         545,751
                      TOTAL                                                                                               17,601,576
                  CONSUMER CYCLICAL - ENTERTAINMENT--1.4%
      250,000     International Speedway Corp., 4.20%, 4/15/2009                                                             246,117
    1,250,000     International Speedway Corp., 5.40%, 4/15/2014                                                           1,213,132
    1,510,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                     1,506,967
    3,240,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                  3,302,753
                      TOTAL                                                                                                6,268,969
                  CONSUMER CYCLICAL - LODGING--0.2%
      930,000     Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016                                                901,367
                  CONSUMER CYCLICAL - RETAILERS--1.5%
      755,000     CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017                                                      740,117
    1,967,601 1,2 CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                   1,900,244
    1,280,000     Costco Wholesale Corp., 5.30%, 3/15/2012                                                                 1,292,285
      530,000     JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018                                                  509,761
    1,850,000     Target Corp., 5.875%, 3/1/2012                                                                           1,903,274
      295,000     Target Corp., Unsecd. Note, 7.50%, 8/15/2010                                                               314,062
                      TOTAL                                                                                                6,659,743
                  CONSUMER CYCLICAL - SERVICES--0.1%
      250,000     Boston University, 7.625%, 7/15/2097                                                                       288,413
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE--2.4%
    1,680,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                                     1,661,710
    2,010,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                                2,003,031
    1,140,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                              1,127,679
    3,400,000     Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                                 3,517,830
    2,195,000 1,2 SABMiller PLC, Note, 6.20%, 7/1/2011                                                                     2,275,566
                      TOTAL                                                                                               10,585,816
                  CONSUMER NON-CYCLICAL HEALTH CARE--1.4%
    3,500,000     Anthem, Inc., 6.80%, 8/1/2012                                                                            3,727,135
    1,380,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                       1,353,628
    1,310,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                 1,184,750
                      TOTAL                                                                                                6,265,513
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS--2.1%
    2,460,000     Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                                                  2,397,143
    2,500,000     Genentech, Inc., Note, 4.40%, 7/15/2010                                                                  2,474,796
      990,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                              1,067,964
      930,000     Wyeth, 5.45%, 4/1/2017                                                                                     906,455
    2,700,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                     2,689,656
                      TOTAL                                                                                                9,536,014
                  CONSUMER NON-CYCLICAL SUPERMARKETS--0.5%
    1,950,000     Kroger Co., 7.25%, 6/1/2009                                                                              2,017,098
                  CONSUMER NON-CYCLICAL TOBACCO--0.0%
      125,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                      125,438
                  ENERGY - INDEPENDENT-3.2%
    2,600,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                             2,579,478
      500,000     Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009                                                        517,368
    3,280,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                        3,119,940
    1,200,000 1,2 EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011                                      1,273,220
    1,000,000 1,2 Lukoil International Finance BV, 6.356%, 6/7/2017                                                          962,500
    2,500,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                      2,752,000
    1,280,400 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                      1,253,980
      980,000 1,2 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                                        970,102
      405,000     XTO Energy, Inc., 6.75%, 8/1/2037                                                                          416,320
      595,000     XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017                                                        604,004
                      TOTAL                                                                                               14,448,912
                  ENERGY - INTEGRATED--2.5%
    4,220,000     ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                                                   4,257,463
    1,250,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                                  1,410,432
    1,000,000     Petro-Canada, Note, 5.00%, 11/15/2014                                                                      956,676
    2,177,805 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                       2,204,321
    2,130,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                           2,144,100
                      TOTAL                                                                                               10,972,992
                  ENERGY - OIL FIELD SERVICES--0.4%
    1,850,000     Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                                                1,790,522
                  ENERGY - REFINING--0.3%
    1,460,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                                               1,360,776
                  FINANCIAL INSTITUTION - BANKING--18.7%
    1,600,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                         1,610,824
    7,500,000     Bank of America Corp., Sr. Note, 5.375%, 6/15/2014                                                       7,458,830
    3,000,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                                    2,877,336
    2,470,000     Capital One Capital IV, 6.745%, 2/17/2037                                                                2,209,047
    5,500,000     Citigroup, Inc., Note, 5.125%, 2/14/2011                                                                 5,511,457
      675,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                           678,013
    1,974,000     Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015                                                        1,953,121
    1,500,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                          1,592,015
    3,080,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                         3,114,166
      835,000     Eaton Vance Corp., 6.50%, 10/2/2017                                                                        840,361
    4,400,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                  4,232,378
    1,120,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                     1,103,576
    1,900,000     Household Finance Corp., 6.40%, 6/17/2008                                                                1,916,025
    2,300,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                                  2,445,509
    4,300,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                    4,178,140
    8,600,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011                                                      8,973,694
    2,440,000     Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021                                          2,351,343
    3,550,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                            3,489,990
    1,150,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                                         1,152,022
      410,000     PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017                                                             406,290
    2,660,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                           2,778,246
    1,740,000     Popular North America, Inc., 5.65%, 4/15/2009                                                            1,754,741
    3,620,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                       3,624,837
    1,160,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                             1,123,617
    2,500,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                     2,360,750
    1,200,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                          1,136,475
    2,900,000     Washington Mutual Bank, 5.125%, 1/15/2015                                                                2,706,509
    2,000,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                     2,069,965
    5,300,000     Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011                                                       5,519,553
    2,310,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                              2,246,566
                      TOTAL                                                                                               83,415,396
                  FINANCIAL INSTITUTION - BROKERAGE--11.7%
    3,400,000     Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009                                                  3,281,418
    4,480,000     Blackrock, Inc., 6.25%, 9/15/2017                                                                        4,492,540
    1,750,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                               1,716,022
    3,000,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                        3,522,250
    1,000,000     Franklin Resources, Inc., 3.70%, 4/15/2008                                                                 991,946
    3,500,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                                             3,454,404
    4,500,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                              4,730,691
    1,500,000     Goldman Sachs Group, Inc., Note, Series B, MTN, 7.35%, 10/1/2009                                         1,571,406
    4,530,000     Invesco PLC, Note, 4.50%, 12/15/2009                                                                     4,458,180
      750,000     Invesco PLC, Sr. Unsecd. Note, 5.625%, 4/17/2012                                                           738,212
      680,000     Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012                                                      690,067
      800,000     Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017                                                      808,288
    5,350,000     Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                                        5,705,982
    1,600,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017                                              1,615,828
    1,550,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037                                             1,552,138
    3,400,000     Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009                                                       3,351,397
    3,000,000     Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009                                                  3,033,304
    4,200,000     Morgan Stanley Group, Inc., 5.30%, 3/1/2013                                                              4,158,504
    1,000,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                                     978,334
      690,000     Nuveen Investments, 5.00%, 9/15/2010                                                                       651,863
      690,000     Nuveen Investments, 5.50%, 9/15/2015                                                                       584,247
                      TOTAL                                                                                               52,087,021
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--4.5%
    4,000,000     American Express Co., 4.75%, 6/17/2009                                                                   3,990,460
    2,000,000     American General Finance Corp., 4.00%, 3/15/2011                                                         1,886,802
    2,650,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                           2,620,061
    3,225,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                            3,115,267
    1,720,000 1,2 Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017                                                    1,499,491
    1,100,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                                1,118,077
    4,275,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                      4,236,625
    1,500,000     SLM Corp., Note, 4.00%, 1/15/2010                                                                        1,410,882
                      TOTAL                                                                                               19,877,665
                  FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
      555,000     Aetna, U.S. Healthcare, 5.75%, 6/15/2011                                                                   563,111
                  FINANCIAL INSTITUTION - INSURANCE - LIFE--0.5%
    1,800,000     AXA Financial, Inc., Note, 6.50%, 4/1/2008                                                               1,810,422
      250,000 1,2 Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                                                   270,360
                      TOTAL                                                                                                2,080,782
                  FINANCIAL INSTITUTION - INSURANCE - P&C--2.7%
    1,880,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                                       1,859,682
      330,000     CNA Financial Corp., 6.50%, 8/15/2016                                                                      335,422
      850,000     CNA Financial Corp., Note, 6.00%, 8/15/2011                                                                859,957
    1,180,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                  1,208,142
    2,700,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                               2,657,042
      250,000     MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028                                                          238,351
      705,000     The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067                                                           681,908
      370,000     The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                               362,825
    3,690,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                                3,650,071
                      TOTAL                                                                                               11,853,400
                  FINANCIAL INSTITUTION - REITS--2.8%
    3,500,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                 3,464,936
      890,000 1,2 Equity One, Inc., Bond, 6.00%, 9/15/2017                                                                   846,339
      850,000     Liberty Property LP, 6.625%, 10/1/2017                                                                     852,756
    1,570,000     Prologis, Note, 5.25%, 11/15/2010                                                                        1,565,775
    1,250,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                      1,237,518
    2,470,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                             2,541,097
    2,000,000     Simon Property Group, Inc., 6.375%, 11/15/2007                                                           2,001,583
      110,000     Simon Property Group, Inc., Note, 5.60%, 9/1/2011                                                          110,002
                      TOTAL                                                                                               12,620,006
                  FOREIGN-LOCAL-GOVT--1.0%
    4,250,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                                 4,458,912
                  MUNICIPAL SERVICES--0.6%
      895,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                              848,594
    1,850,000 1,2 Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050                                                 1,769,728
                      TOTAL                                                                                                2,618,322
                  SOVEREIGN--0.1%
      500,000     Sweden, Government of, Deb., 10.25%, 11/1/2015                                                             569,889
                  TECHNOLOGY--2.9%
    2,535,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                              2,559,469
      765,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                                811,439
    1,760,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                               1,767,320
      875,000     Hewlett-Packard Co., Note, 5.40%, 3/1/2017                                                                 865,378
    1,840,000     IBM Corp., Sr. Note, 5.70%, 9/14/2017                                                                    1,856,295
    1,060,000     Intuit, Inc., Sr. Note, 5.40%, 3/15/2012                                                                 1,055,624
    3,890,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                              3,891,175
                      TOTAL                                                                                               12,806,700
                  TRANSPORTATION - AIRLINES--1.0%
    4,484,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                  4,629,726
                  TRANSPORTATION - RAILROADS--0.6%
    2,020,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                    1,917,038
      183,932     Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                                       203,576
      460,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                             482,466
                      TOTAL                                                                                                2,603,080
                  TRANSPORTATION - SERVICES--0.5%
    1,000,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                      1,009,571
    1,300,000     Ryder System, Inc., 5.95%, 5/2/2011                                                                      1,318,447
                      TOTAL                                                                                                2,328,018
                  UTILITY - ELECTRIC--4.9%
    1,400,000     Alabama Power Co., 4.70%, 12/1/2010                                                                      1,384,705
      930,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036                                   867,713
      910,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                                900,323
      990,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                             936,330
    1,865,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                           1,933,872
      940,000     Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                                986,010
    2,510,000 1,2 Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017                                                      2,570,621
    1,200,000     MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                                                  1,274,672
    3,150,000     MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037                                      2,993,154
    1,110,000     PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036                                                 985,094
    2,000,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                      2,150,172
    1,390,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                 1,415,018
    3,660,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                                                3,546,289
                      TOTAL                                                                                               21,943,973
                  UTILITY - NATURAL GAS DISTRIBUTOR--1.1%
    5,010,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                    4,909,761
                  UTILITY - NATURAL GAS PIPELINES--0.5%
    2,750,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                     2,446,898
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $429,197,004)                                               426,080,192
                  CORPORATE NOTE--0.9%
                  COMMUNICATIONS - TELECOM WIRELINES--0.9%
    3,885,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,874,308)                             3,848,831
                  GOVERNMENTS/AGENCY--1.9%
                  SOVEREIGN-1.9%
    7,800,000     United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $8,594,934)                               8,690,370
                  MORTGAGE--BACKED SECURITIES--0.0%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--0.0%
       11,457     6.50%, 4/1/2015                                                                                             11,763
        5,741     8.00%, 9/1/2030                                                                                              6,004
                      TOTAL                                                                                                   17,767
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
        7,024     8.00%, 8/15/2029                                                                                             7,588
        2,470     8.00%, 9/15/2030                                                                                             2,584
                      TOTAL                                                                                                   10,172
                      TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $26,422)                                             27,939
                  U.S. TREASURY--0.1%
                  TREASURY SECURITY--0.1%
      500,000 3,4 United States Treasury Bill, 4.879%, 10/25/2007 (IDENTIFIED COST $498,373)                                 498,900
                  REPURCHASE AGREEMENT--0.5%
    2,018,000     Interest in $1,600,000,000 joint repurchase agreement, 5.10%, dated 9/28/2007, under which               2,018,000
                  Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162. (AT COST)
                      TOTAL INVESTMENTS - 98.9%                                                                          441,164,232
                      (IDENTIFIED COST $444,209,041)5
                      OTHER ASSETS AND LIABILITIES - NET - 1.1%                                                            4,978,817
                      TOTAL NET ASSETS - NET - 100%                                                                    $ 446,143,049

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $57,051,063, which represented 12.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2007, these liquid restricted securities amounted to $57,051,063, which represented 12.8% of total net assets.

3    Discount rate at time of purchase.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 At September 30, 2007, the cost of investments for federal tax purposes was $444,209,041. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $3,044,809. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,139,210 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,184,019.

     At September 30, 2007, the Fund had the following outstanding futures contracts:

    DESCRIPTION                                NUMBER OF     NOTIONAL VALUE EXPIRATION                  UNREALIZED
                                               CONTRACTS                     DATE                     APPRECIATION/
                                                                                                    (DEPRECIATION)
    6U.S. Treasury Notes 10-Year Long Futures  450           $49,176,563    December 2007               $(125,049)
    6U.S. Treasury Notes 2-Year Long Futures   500           $103,523,438   December 2007                 $263,833
    6U.S. Treasury Notes 5-Year Long Futures   500           $53,515,625    December 2007                  $64,617
    6U.S. Treasury Bond                        713           $79,388,094    December 2007                 $190,957
    Short Futures
    NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                      $394,358

6    Non-income producing security.



Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronyms are used throughout this portfolio:

 MTN  --Medium Term Notes
 REIT --Real Estate Investment Trust







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSURANCE SERIES

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ JOHN B. FISHER
            JOHN B. FISHER
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 21, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2007